Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Strategic Income Portfolio
September 30, 2023
VIPSI-NPRT3-1123
1.808796.119
Corporate Bonds - 38.5%
		Principal Amount (a)	Value ($)
Convertible Bonds - 0.1%
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
DISH Network Corp. 3.375% 8/15/26		2,412,000	1,449,612

CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
New Cotai LLC 5% 2/24/27 (b)		302,367	493,160

TOTAL CONVERTIBLE BONDS			1,942,772
Nonconvertible Bonds - 38.4%
COMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 1.1%
Altice France SA:
5.125% 7/15/29(c)		3,835,000	2,719,433
5.5% 1/15/28(c)		1,190,000	912,822
5.5% 10/15/29(c)		2,810,000	2,021,677
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (c)		2,655,000	2,325,435
Colombia Telecomunicaciones SA 4.95% 7/17/30 (c)		210,000	149,625
Frontier Communications Holdings LLC:
5% 5/1/28(c)		1,165,000	994,703
5.875% 10/15/27(c)		620,000	563,870
IHS Holding Ltd. 5.625% 11/29/26 (c)		415,000	340,815
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (c)		830,000	523,489
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 4.75% 4/30/27 (c)		280,000	249,200
Qtel International Finance Ltd.:
2.625% 4/8/31(c)		460,000	382,752
5% 10/19/25(c)		230,000	227,068
Qwest Corp. 7.25% 9/15/25		35,000	33,884
Sable International Finance Ltd. 5.75% 9/7/27 (c)		1,557,000	1,407,139
Sitios Latinoamerica S.A.B. de CV 5.375% 4/4/32 (c)		350,000	299,819
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (c)		570,000	519,065
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (c)		600,000	540,000
Windstream Escrow LLC 7.75% 8/15/28 (c)		730,000	580,178
Zayo Group Holdings, Inc. 4% 3/1/27 (c)		900,000	667,697
			15,458,671
Entertainment - 0.1%
Roblox Corp. 3.875% 5/1/30 (c)		1,160,000	930,800

Interactive Media & Services - 0.1%
Baidu, Inc.:
1.72% 4/9/26		460,000	415,178
2.375% 10/9/30		270,000	212,900
Tencent Holdings Ltd.:
1.81% 1/26/26(c)		240,000	220,116
2.39% 6/3/30(c)		495,000	396,901
3.975% 4/11/29(c)		180,000	163,307
			1,408,402
Media - 2.4%
Altice Financing SA:
5% 1/15/28(c)		990,000	845,344
5.75% 8/15/29(c)		1,190,000	975,766
Cable Onda SA 4.5% 1/30/30 (c)		1,020,000	826,200
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31(c)		1,005,000	800,019
4.5% 8/15/30(c)		4,690,000	3,849,613
4.5% 5/1/32		665,000	521,924
4.75% 3/1/30(c)		4,810,000	4,037,761
5.375% 6/1/29(c)		4,035,000	3,620,235
Clear Channel International BV 6.625% 8/1/25 (c)		965,000	953,996
CSC Holdings LLC:
3.375% 2/15/31(c)		690,000	470,192
4.5% 11/15/31(c)		1,195,000	845,796
5.375% 2/1/28(c)		1,595,000	1,298,508
6.5% 2/1/29(c)		1,655,000	1,371,713
DISH DBS Corp. 5.75% 12/1/28 (c)		685,000	526,594
DISH Network Corp. 11.75% 11/15/27 (c)		2,090,000	2,105,604
Gannett Holdings LLC 6% 11/1/26 (c)		400,000	343,560
LCPR Senior Secured Financing DAC:
5.125% 7/15/29(c)		1,370,000	1,100,790
6.75% 10/15/27(c)		544,000	499,664
Scripps Escrow II, Inc. 3.875% 1/15/29 (c)		165,000	124,086
Sirius XM Radio, Inc.:
3.875% 9/1/31(c)		570,000	431,753
4% 7/15/28(c)		580,000	495,070
5% 8/1/27(c)		485,000	442,999
Townsquare Media, Inc. 6.875% 2/1/26 (c)		115,000	108,606
TV Azteca SA de CV 8.25% (Reg. S) (d)		1,500,000	549,375
Univision Communications, Inc.:
4.5% 5/1/29(c)		570,000	464,119
7.375% 6/30/30(c)		2,520,000	2,303,020
Videotron Ltd. 5.125% 4/15/27 (c)		615,000	581,944
VTR Finance BV 6.375% 7/15/28 (c)		320,000	115,200
VZ Secured Financing BV 5% 1/15/32 (c)		1,105,000	868,019
Ziggo Bond Co. BV 5.125% 2/28/30 (c)		105,000	78,339
Ziggo BV 4.875% 1/15/30 (c)		430,000	350,290
			31,906,099
Wireless Telecommunication Services - 0.4%
AXIAN Telecom 7.375% 2/16/27 (c)		525,000	468,683
Bharti Airtel International BV 5.35% 5/20/24 (c)		594,000	591,499
CT Trust 5.125% 2/3/32 (c)		720,000	557,280
Digicel Group Ltd. 6.75% (c)(d)		270,000	13,500
Intelsat Jackson Holdings SA 6.5% 3/15/30 (c)		1,160,000	1,028,739
Millicom International Cellular SA 4.5% 4/27/31 (c)		530,000	377,625
MTN (Mauritius) Investments Ltd.:
4.755% 11/11/24(c)		170,000	165,247
6.5% 10/13/26(c)		315,000	307,648
Sprint Corp. 7.625% 3/1/26		540,000	554,968
VMED O2 UK Financing I PLC 4.75% 7/15/31 (c)		995,000	803,790
VTR Comunicaciones SpA:
4.375% 4/15/29(c)		210,000	115,977
5.125% 1/15/28(c)		620,000	347,157
			5,332,113
TOTAL COMMUNICATION SERVICES			55,036,085

CONSUMER DISCRETIONARY - 4.9%
Automobile Components - 0.3%
Adient Global Holdings Ltd. 7% 4/15/28 (c)		300,000	297,577
Allison Transmission, Inc. 5.875% 6/1/29 (c)		420,000	396,018
Clarios Global LP / Clarios U.S. Finance Co. 6.75% 5/15/28 (c)		600,000	585,750
Dana, Inc. 4.5% 2/15/32		410,000	317,370
Exide Technologies:
11% pay-in-kind(b)(c)(d)(e)		384,000	0
11% pay-in-kind(b)(c)(d)(e)		185,848	0
Hertz Corp.:
4.625% 12/1/26(c)		230,000	203,838
5% 12/1/29(c)		450,000	352,315
5.5%(b)(c)(d)		650,000	14,625
6%(b)(c)(d)		575,000	33,781
6.25%(b)(d)		670,000	838
7.125%(b)(c)(d)		620,000	49,600
Macquarie AirFinance Holdings 8.125% 3/30/29 (c)		435,000	435,587
Metalsa SA de CV 3.75% 5/4/31 (c)		455,000	333,743
Nesco Holdings II, Inc. 5.5% 4/15/29 (c)		715,000	627,413
Tenneco, Inc. 8% 11/17/28 (c)		880,000	716,100
			4,364,555
Automobiles - 0.2%
Ford Motor Co. 3.25% 2/12/32		1,255,000	967,144
McLaren Finance PLC 7.5% 8/1/26 (c)		390,000	337,384
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 10.9311% 10/15/26 (c)(e)(f)		1,395,000	1,398,488
			2,703,016
Broadline Retail - 0.2%
Alibaba Group Holding Ltd. 2.125% 2/9/31		300,000	234,072
Angi Group LLC 3.875% 8/15/28 (c)		335,000	262,129
JD.com, Inc. 3.375% 1/14/30		850,000	729,504
Prosus NV:
2.031% 8/3/32 (Reg. S)	EUR	210,000	154,612
3.061% 7/13/31(c)		385,000	285,843
3.68% 1/21/30(c)		370,000	297,750
4.027% 8/3/50(c)		595,000	339,210
4.193% 1/19/32(c)		205,000	163,239
			2,466,359
Distributors - 0.0%
Windsor Holdings III, LLC 8.5% 6/15/30 (c)		295,000	291,016

Diversified Consumer Services - 0.3%
Adtalem Global Education, Inc. 5.5% 3/1/28 (c)		420,000	384,663
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (c)		1,130,000	1,097,241
Service Corp. International 4% 5/15/31		570,000	467,959
Sotheby's 7.375% 10/15/27 (c)		295,000	271,523
Sotheby's/Bidfair Holdings, Inc. 5.875% 6/1/29 (c)		430,000	345,075
TKC Holdings, Inc. 6.875% 5/15/28 (c)		635,000	564,807
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (c)		475,000	443,531
			3,574,799
Hotels, Restaurants & Leisure - 3.1%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28(c)		570,000	511,313
4% 10/15/30(c)		2,320,000	1,927,859
4.375% 1/15/28(c)		560,000	504,755
Affinity Gaming LLC 6.875% 12/15/27 (c)		250,000	211,945
Bloomin Brands, Inc. / OSI Restaurant Partners LLC 5.125% 4/15/29 (c)		270,000	236,599
Boyd Gaming Corp. 4.75% 6/15/31 (c)		715,000	608,448
Caesars Entertainment, Inc.:
4.625% 10/15/29(c)		835,000	707,295
6.25% 7/1/25(c)		2,520,000	2,485,508
7% 2/15/30(c)		905,000	880,621
8.125% 7/1/27(c)		3,360,000	3,376,017
Carnival Corp.:
4% 8/1/28(c)		3,420,000	2,965,382
7% 8/15/29(c)		300,000	295,808
7.625% 3/1/26(c)		1,070,000	1,040,879
9.875% 8/1/27(c)		1,000,000	1,043,925
Carnival Holdings (Bermuda) Ltd. 10.375% 5/1/28 (c)		885,000	948,958
CDI Escrow Issuer, Inc. 5.75% 4/1/30 (c)		725,000	654,978
Churchill Downs, Inc. 6.75% 5/1/31 (c)		600,000	567,000
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.:
4.625% 1/15/29(c)		1,175,000	995,813
6.75% 1/15/30(c)		1,600,000	1,304,160
Garden SpinCo Corp. 8.625% 7/20/30 (c)		260,000	271,402
GENM Capital Labuan Ltd. 3.882% 4/19/31 (c)		595,000	467,129
Hilton Domestic Operating Co., Inc.:
3.75% 5/1/29(c)		330,000	285,387
4% 5/1/31(c)		500,000	420,338
4.875% 1/15/30		975,000	887,325
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27		435,000	413,795
Jacobs Entertainment, Inc. 6.75% 2/15/29 (c)		395,000	350,563
McDonald's Corp. 4.25% 3/7/35 (Reg. S)	EUR	1,824,000	1,915,716
Meituan:
2.125% 10/28/25(c)		510,000	468,348
3.05% 10/28/30(c)		335,000	259,625
Melco Resorts Finance Ltd.:
5.25% 4/26/26(c)		475,000	440,563
5.75% 7/21/28(c)		270,000	235,494
Merlin Entertainments PLC 5.75% 6/15/26 (c)		395,000	377,335
MGM Resorts International:
4.75% 10/15/28		665,000	585,886
6.75% 5/1/25		1,485,000	1,477,268
NagaCorp Ltd. 7.95% 7/6/24 (Reg. S)		600,000	576,648
NCL Corp. Ltd. 5.875% 2/15/27 (c)		550,000	523,033
Ontario Gaming GTA LP 8% 8/1/30 (c)		310,000	310,000
Papa John's International, Inc. 3.875% 9/15/29 (c)		255,000	210,487
Premier Entertainment Sub LLC:
5.625% 9/1/29(c)		1,020,000	785,400
5.875% 9/1/31(c)		575,000	424,063
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27(c)		415,000	384,083
7.25% 1/15/30(c)		300,000	297,328
8.25% 1/15/29(c)		2,295,000	2,380,801
9.25% 1/15/29(c)		1,725,000	1,822,367
11.5% 6/1/25(c)		478,000	504,888
11.625% 8/15/27(c)		595,000	645,643
Scientific Games Corp. 7.5% 9/1/31 (c)		295,000	291,564
SeaWorld Parks & Entertainment, Inc. 5.25% 8/15/29 (c)		560,000	491,904
Station Casinos LLC 4.625% 12/1/31 (c)		410,000	327,952
Studio City Finance Ltd. 5% 1/15/29 (c)		320,000	239,674
Vail Resorts, Inc. 6.25% 5/15/25 (c)		380,000	377,952
Voc Escrow Ltd. 5% 2/15/28 (c)		990,000	900,413
Yum! Brands, Inc. 4.625% 1/31/32		590,000	511,177
			42,128,814
Household Durables - 0.3%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 4/1/30 (c)		410,000	335,624
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 4.875% 2/15/30 (c)		405,000	329,378
Century Communities, Inc. 3.875% 8/15/29 (c)		420,000	347,513
Tempur Sealy International, Inc.:
3.875% 10/15/31(c)		735,000	567,021
4% 4/15/29(c)		790,000	659,335
TopBuild Corp. 3.625% 3/15/29 (c)		305,000	259,770
TRI Pointe Group, Inc./TRI Pointe Holdings, Inc. 5.875% 6/15/24		780,000	774,463
TRI Pointe Homes, Inc. 5.7% 6/15/28		865,000	793,713
			4,066,817
Specialty Retail - 0.4%
Arko Corp. 5.125% 11/15/29 (c)		415,000	334,714
Asbury Automotive Group, Inc.:
4.5% 3/1/28		184,000	164,719
4.625% 11/15/29(c)		450,000	386,496
4.75% 3/1/30		184,000	157,250
5% 2/15/32(c)		485,000	401,841
Bath & Body Works, Inc.:
6.625% 10/1/30(c)		925,000	867,196
6.75% 7/1/36		870,000	762,249
7.5% 6/15/29		500,000	493,924
Carvana Co.:
9% 12/1/28 pay-in-kind(c)(e)		174,000	136,646
9% 6/1/30 pay-in-kind(c)(e)		263,000	205,140
9% 6/1/31 pay-in-kind(c)(e)		311,000	243,420
LBM Acquisition LLC 6.25% 1/15/29 (c)		900,000	738,000
LCM Investments Holdings 8.25% 8/1/31 (c)		355,000	344,855
PetSmart, Inc. / PetSmart Finance Corp.:
4.75% 2/15/28(c)		610,000	534,017
7.75% 2/15/29(c)		445,000	414,690
			6,185,157
Textiles, Apparel & Luxury Goods - 0.1%
Crocs, Inc.:
4.125% 8/15/31(c)		280,000	216,635
4.25% 3/15/29(c)		435,000	359,907
Kontoor Brands, Inc. 4.125% 11/15/29 (c)		240,000	198,316
			774,858
TOTAL CONSUMER DISCRETIONARY			66,555,391

CONSUMER STAPLES - 1.5%
Beverages - 0.1%
Central American Bottling Corp. 5.25% 4/27/29 (c)		465,000	417,628
Triton Water Holdings, Inc. 6.25% 4/1/29 (c)		315,000	257,513
			675,141
Consumer Staples Distribution & Retail - 0.7%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29(c)		525,000	447,607
4.625% 1/15/27(c)		1,310,000	1,236,926
4.875% 2/15/30(c)		5,365,000	4,833,995
C&S Group Enterprises LLC 5% 12/15/28 (c)		510,000	387,750
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (c)		420,000	419,541
NBM U.S. Holdings, Inc. 6.625% 8/6/29 (c)		615,000	557,959
Performance Food Group, Inc.:
4.25% 8/1/29(c)		400,000	345,535
5.5% 10/15/27(c)		475,000	450,034
SEG Holding LLC/SEG Finance Corp. 5.625% 10/15/28 (c)		665,000	666,663
U.S. Foods, Inc. 7.25% 1/15/32 (c)		290,000	289,707
United Natural Foods, Inc. 6.75% 10/15/28 (c)		465,000	354,470
			9,990,187
Food Products - 0.7%
Adecoagro SA 6% 9/21/27 (c)		570,000	535,515
Camposol SA 6% 2/3/27 (c)		295,000	170,374
Chobani LLC/Finance Corp., Inc. 4.625% 11/15/28 (c)		375,000	330,743
Darling Ingredients, Inc. 6% 6/15/30 (c)		675,000	639,045
Lamb Weston Holdings, Inc.:
4.125% 1/31/30(c)		555,000	474,608
4.375% 1/31/32(c)		275,000	230,378
MARB BondCo PLC 3.95% 1/29/31 (c)		345,000	254,455
Pilgrim's Pride Corp. 4.25% 4/15/31		440,000	367,130
Post Holdings, Inc.:
4.5% 9/15/31(c)		1,215,000	1,011,237
4.625% 4/15/30(c)		3,850,000	3,296,677
5.5% 12/15/29(c)		1,085,000	983,530
5.75% 3/1/27(c)		143,000	137,348
Simmons Foods, Inc. 4.625% 3/1/29 (c)		430,000	352,740
TreeHouse Foods, Inc. 4% 9/1/28		220,000	178,475
			8,962,255
Household Products - 0.0%
Spectrum Brands Holdings, Inc. 3.875% 3/15/31 (c)		430,000	348,868

Personal Care Products - 0.0%
BellRing Brands, Inc. 7% 3/15/30 (c)		685,000	674,492

TOTAL CONSUMER STAPLES			20,650,943

ENERGY - 6.4%
Energy Equipment & Services - 0.8%
CGG SA 8.75% 4/1/27 (c)		590,000	527,746
Diamond Foreign Asset Co. / Diamond Finance, LLC 8.5% 10/1/30 (c)		290,000	290,034
Guara Norte SARL 5.198% 6/15/34 (c)		442,130	373,600
Jonah Energy Parent LLC 12% 11/5/25 (b)(g)		347,812	355,638
Nabors Industries Ltd.:
7.25% 1/15/26(c)		595,000	574,919
7.5% 1/15/28(c)		510,000	471,489
Noble Finance II LLC 8% 4/15/30 (c)		300,000	303,923
NuStar Logistics LP 6% 6/1/26		640,000	620,939
Oleoducto Central SA 4% 7/14/27 (c)		454,000	404,514
Seadrill Finance Ltd. 8.375% 8/1/30 (c)		595,000	605,781
Southern Gas Corridor CJSC 6.875% 3/24/26 (c)		1,185,000	1,177,819
State Oil Co. of Azerbaijan Republic 6.95% 3/18/30 (Reg. S)		400,000	403,028
Summit Midstream Holdings LLC:
5.75% 4/15/25		285,000	266,475
9% 10/15/26(c)		415,000	398,472
The Oil and Gas Holding Co.:
7.5% 10/25/27(c)		665,000	674,503
8.375% 11/7/28(c)		180,000	189,290
Transocean Titan Finance Ltd. 8.375% 2/1/28 (c)		621,000	631,868
Transocean, Inc.:
7.5% 1/15/26(c)		150,000	146,598
8% 2/1/27(c)		445,000	428,313
8.75% 2/15/30(c)		1,401,250	1,432,778
Valaris Ltd. 8.375% 4/30/30 (c)		295,000	295,221
			10,572,948
Oil, Gas & Consumable Fuels - 5.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.375% 6/15/29(c)		430,000	393,703
5.75% 1/15/28(c)		955,000	900,777
BP Capital Markets BV 4.323% 5/12/35 (Reg. S)	EUR	2,243,000	2,297,993
Centennial Resource Production LLC 5.875% 7/1/29 (c)		405,000	380,700
Chesapeake Energy Corp.:
5.875% 2/1/29(c)		310,000	291,694
6.75% 4/15/29(c)		440,000	430,585
7%(b)(d)		360,000	0
8%(b)(d)		115,000	0
8%(b)(d)		180,000	0
Citgo Petroleum Corp.:
6.375% 6/15/26(c)		470,000	464,133
7% 6/15/25(c)		1,340,000	1,320,071
8.375% 1/15/29(c)		1,280,000	1,278,336
CNX Midstream Partners LP 4.75% 4/15/30 (c)		295,000	245,555
CNX Resources Corp.:
6% 1/15/29(c)		315,000	294,345
7.375% 1/15/31(c)		295,000	289,204
Comstock Resources, Inc.:
5.875% 1/15/30(c)		1,525,000	1,320,086
6.75% 3/1/29(c)		1,030,000	947,489
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/31 (c)		1,265,000	1,121,230
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27(c)		2,960,000	2,836,973
5.75% 4/1/25		250,000	245,935
6% 2/1/29(c)		2,415,000	2,331,200
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (c)		245,000	229,555
CVR Energy, Inc.:
5.25% 2/15/25(c)		895,000	873,099
5.75% 2/15/28(c)		2,320,000	2,099,596
Delek Overriding Royalty Levia 7.494% 12/30/23 (Reg. S) (c)		1,079,000	1,070,908
DT Midstream, Inc.:
4.125% 6/15/29(c)		430,000	371,968
4.375% 6/15/31(c)		430,000	361,593
Ecopetrol SA:
4.625% 11/2/31		335,000	255,756
8.875% 1/13/33		960,000	935,256
EG Global Finance PLC:
6.75% 2/7/25(c)		276,000	271,170
8.5% 10/30/25(c)		1,063,000	1,049,713
EIG Pearl Holdings SARL 3.545% 8/31/36 (c)		1,345,000	1,087,527
Empresa Nacional de Petroleo 6.15% 5/10/33 (c)		305,000	291,309
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (c)		880,000	849,168
Energean Israel Finance Ltd.:
4.875% 3/30/26 (Reg. S)(c)		570,000	529,416
8.5% 9/30/33 (Reg. S)(c)		200,000	199,400
Energean PLC 6.5% 4/30/27 (c)		550,000	497,420
Energy Transfer LP 5.5% 6/1/27		860,000	845,520
EnLink Midstream LLC 6.5% 9/1/30 (c)		895,000	868,178
FEL Energy VI SARL 5.75% 12/1/40 (c)		260,480	216,777
Galaxy Pipeline Assets BidCo Ltd.:
2.16% 3/31/34(c)		345,969	287,940
2.625% 3/31/36(c)		1,210,000	936,492
GeoPark Ltd. 5.5% 1/17/27 (c)		505,000	430,513
Hess Midstream Partners LP:
4.25% 2/15/30(c)		460,000	387,890
5.125% 6/15/28(c)		595,000	547,290
5.5% 10/15/30(c)		275,000	249,906
5.625% 2/15/26(c)		795,000	768,169
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25% 11/1/28 (c)		590,000	553,252
Holly Energy Partners LP/Holly Energy Finance Corp.:
5% 2/1/28(c)		400,000	368,017
6.375% 4/15/27(c)		280,000	274,898
Howard Midstream Energy Partners LLC 8.875% 7/15/28 (c)		740,000	746,475
KazMunaiGaz National Co.:
3.5% 4/14/33(c)		335,000	250,573
5.375% 4/24/30(c)		165,000	149,728
5.75% 4/19/47(c)		170,000	132,189
Kosmos Energy Ltd. 7.125% 4/4/26 (c)		1,565,000	1,469,879
Leviathan Bond Ltd.:
6.125% 6/30/25 (Reg. S)(c)		605,000	587,939
6.5% 6/30/27 (Reg. S)(c)		90,000	85,275
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (c)		1,009,733	768,154
Medco Laurel Tree PTE Ltd. 6.95% 11/12/28 (c)		640,000	594,086
Medco Oak Tree Pte Ltd. 7.375% 5/14/26 (c)		210,000	208,146
Medco Platinum Road Pte Ltd. 6.75% 1/30/25 (c)		485,000	483,210
MEG Energy Corp. 7.125% 2/1/27 (c)		595,000	603,244
Mesquite Energy, Inc. 7.25% (b)(c)(d)		1,063,000	0
Murphy Oil U.S.A., Inc.:
4.75% 9/15/29		370,000	333,599
5.625% 5/1/27		305,000	294,108
NAK Naftogaz Ukraine:
7.625% 11/8/28(c)		230,000	115,000
7.65% (Reg. S)(d)		622,250	416,908
New Fortress Energy, Inc.:
6.5% 9/30/26(c)		1,185,000	1,091,068
6.75% 9/15/25(c)		1,365,000	1,303,037
NGPL PipeCo LLC 4.875% 8/15/27 (c)		150,000	141,597
Northern Oil & Gas, Inc. 8.75% 6/15/31 (c)		300,000	302,250
Nostrum Oil & Gas Finance BV:
5% 6/30/26(c)		588,000	353,247
14% 6/30/26 pay-in-kind(c)(e)		393,181	101,244
Occidental Petroleum Corp. 7.2% 3/15/29		240,000	247,249
Parkland Corp.:
4.5% 10/1/29(c)		440,000	376,783
4.625% 5/1/30(c)		550,000	468,864
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28		1,445,000	1,362,881
7.875% 9/15/30(c)		440,000	438,229
Petroleos de Venezuela SA:
5.375%(d)		480,000	25,200
6%(c)(d)		930,000	48,825
6%(c)(d)		585,000	30,713
12.75%(c)(d)		110,000	5,775
Petroleos Mexicanos:
5.95% 1/28/31		305,000	217,160
6.5% 6/2/41		170,000	101,714
6.625% 6/15/35		1,965,000	1,310,930
6.7% 2/16/32		821,000	607,951
6.75% 9/21/47		798,000	467,329
6.875% 8/4/26		555,000	508,347
6.95% 1/28/60		780,000	459,518
7.69% 1/23/50		4,073,000	2,603,217
8.625% 12/1/23(e)		250,000	249,593
Petronas Capital Ltd.:
3.404% 4/28/61(c)		500,000	308,665
3.5% 4/21/30(c)		230,000	203,113
Petrorio Luxembourg SARL 6.125% 6/9/26 (c)		230,000	221,231
PT Adaro Indonesia 4.25% 10/31/24 (c)		930,000	894,521
PT Pertamina Persero 4.175% 1/21/50 (c)		240,000	167,338
Qatar Petroleum:
1.375% 9/12/26(c)		1,260,000	1,122,370
2.25% 7/12/31(c)		1,255,000	1,003,385
3.125% 7/12/41(c)		1,235,000	849,865
3.3% 7/12/51(c)		930,000	600,808
SA Global Sukuk Ltd. 1.602% 6/17/26 (c)		775,000	696,454
Saudi Arabian Oil Co.:
2.25% 11/24/30(c)		1,010,000	807,687
3.25% 11/24/50(c)		800,000	500,200
3.5% 4/16/29(c)		1,400,000	1,259,020
3.5% 11/24/70(c)		460,000	271,492
4.25% 4/16/39(c)		1,705,000	1,381,664
4.375% 4/16/49(c)		215,000	165,208
Sibur Securities DAC 2.95% (c)(d)		225,000	177,630
Sinopec Group Overseas Development Ltd.:
1.45% 1/8/26(c)		355,000	324,335
2.7% 5/13/30(c)		220,000	189,009
Sitio Royalties OP / Sitio Finance Corp. 7.875% 11/1/28 (c)		435,000	436,088
SM Energy Co.:
5.625% 6/1/25		330,000	322,971
6.625% 1/15/27		1,125,000	1,102,500
6.75% 9/15/26		250,000	245,405
Southwestern Energy Co.:
5.375% 3/15/30		560,000	510,189
5.7% 1/23/25(h)		14,000	13,794
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		605,000	530,994
4.5% 4/30/30		555,000	480,615
7% 9/15/28(c)		290,000	286,156
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28(c)		30,000	27,300
6% 3/1/27(c)		300,000	281,959
6% 9/1/31(c)		540,000	470,705
7.5% 10/1/25(c)		495,000	493,646
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.875% 2/1/31		625,000	559,781
Teine Energy Ltd. 6.875% 4/15/29 (c)		445,000	408,288
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (c)		650,000	492,245
Tennessee Gas Pipeline Co. 7.625% 4/1/37		50,000	53,206
Tullow Oil PLC:
7% 3/1/25(c)		180,000	137,025
10.25% 5/15/26(c)		857,000	741,314
Unit Corp. 0% 12/1/29 (b)		120,000	0
Uzbekneftegaz JSC 4.75% 11/16/28 (c)		200,000	161,272
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29(c)		355,000	298,725
4.125% 8/15/31(c)		355,000	291,320
6.25% 1/15/30(c)		1,195,000	1,139,874
			75,788,306
TOTAL ENERGY			86,361,254

FINANCIALS - 5.4%
Banks - 1.4%
Access Bank PLC 6.125% 9/21/26 (c)		600,000	505,932
AIB Group PLC 2.875% 5/30/31 (Reg. S) (e)	EUR	619,000	604,255
Banco Bilbao Vizcaya Argentaria SA 5.75% 9/15/33 (Reg. S) (e)	EUR	300,000	314,326
Banco de Sabadell SA 2.625% 3/24/26 (Reg. S) (e)	EUR	700,000	711,135
Banco Santander SA 5.75% 8/23/33 (Reg. S) (e)	EUR	2,400,000	2,514,619
Bank of Ireland Group PLC 6.75% 3/1/33 (Reg. S) (e)	EUR	400,000	433,686
BankMuscat SAOG 4.75% 3/17/26 (Reg. S)		225,000	215,789
Banque Federative du Credit Mutuel SA 4.375% 5/2/30 (Reg. S)	EUR	2,400,000	2,494,249
Barclays PLC 5.262% 1/29/34 (Reg. S) (e)	EUR	1,872,000	1,948,194
CaixaBank SA 6.25% 2/23/33 (Reg. S) (e)	EUR	2,100,000	2,224,208
Commerzbank AG:
6.5% 12/6/32 (Reg. S)(e)	EUR	300,000	313,337
6.75% 10/5/33 (Reg. S)(e)	EUR	1,300,000	1,357,382
HSBC Holdings PLC Eur Swap Annual 5Y Index + 3.300% 6.364% 11/16/32 (Reg. S) (e)(f)	EUR	1,125,000	1,214,681
Intesa Sanpaolo SpA 6.184% 2/20/34 (Reg. S) (e)	EUR	2,261,000	2,343,121
Magyar Export-Import Bank 6.125% 12/4/27 (c)		200,000	196,470
National Bank of Uzbekistan 4.85% 10/21/25 (Reg. S)		225,000	207,371
NatWest Group PLC 5.763% 2/28/34 (Reg. S) (e)	EUR	1,886,000	1,963,637
			19,562,392
Capital Markets - 0.7%
AssuredPartners, Inc.:
5.625% 1/15/29(c)		390,000	337,633
7% 8/15/25(c)		245,000	242,046
Broadstreet Partners, Inc. 5.875% 4/15/29 (c)		725,000	639,681
Coinbase Global, Inc.:
3.375% 10/1/28(c)		1,445,000	1,040,888
3.625% 10/1/31(c)		865,000	573,936
Deutsche Bank AG 4% 6/24/32 (Reg. S) (e)	EUR	3,300,000	3,109,713
Hightower Holding LLC 6.75% 4/15/29 (c)		285,000	244,741
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (c)		395,000	339,408
MSCI, Inc.:
3.25% 8/15/33(c)		420,000	323,253
4% 11/15/29(c)		340,000	298,623
UBS Group AG 4.75% 3/17/32 (Reg. S) (e)	EUR	1,601,000	1,648,936
VistaJet Malta Finance PLC / XO Management Holding, Inc. 9.5% 6/1/28 (c)		450,000	395,015
			9,193,873
Consumer Finance - 1.3%
Ally Financial, Inc.:
8% 11/1/31		823,000	830,289
8% 11/1/31		5,045,000	5,093,607
Ford Motor Credit Co. LLC:
3.375% 11/13/25		1,155,000	1,071,627
4% 11/13/30		2,525,000	2,108,868
5.113% 5/3/29		610,000	558,351
6.95% 6/10/26		595,000	594,271
7.35% 11/4/27		1,195,000	1,218,501
OneMain Finance Corp.:
4% 9/15/30		330,000	247,617
5.375% 11/15/29		500,000	418,750
6.625% 1/15/28		385,000	355,228
6.875% 3/15/25		700,000	694,451
7.125% 3/15/26		3,310,000	3,243,239
Shriram Transport Finance Co. Ltd. 4.15% 7/18/25 (c)		500,000	470,510
			16,905,309
Financial Services - 0.8%
Altus Midstream LP 5.875% 6/15/30 (c)		425,000	398,438
Azul Secured Finance LLP:
11.5% 5/28/29(c)		623,771	534,884
11.93% 8/28/28(c)		300,000	297,264
Block, Inc. 3.5% 6/1/31		570,000	447,770
Compass Group Diversified Holdings LLC 5% 1/15/32 (c)		275,000	224,160
CRH SMW Finance DAC 4.25% 7/11/35 (Reg. S)	EUR	1,522,000	1,548,486
GACI First Investment 5.25% 10/13/32 (Reg. S)		315,000	306,312
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29		630,000	503,791
5.25% 5/15/27		1,730,000	1,518,075
6.25% 5/15/26		1,305,000	1,212,985
6.375% 12/15/25		790,000	751,480
James Hardie International Finance Ltd. 5% 1/15/28 (c)		455,000	424,485
Liberty Costa Rica SR SF 10.875% 1/15/31 (c)		425,000	424,698
MDGH GMTN RSC Ltd.:
2.875% 11/7/29(c)		530,000	462,510
4.375% 11/22/33(c)		305,000	278,267
5.084% 5/22/53(c)		345,000	305,325
5.5% 4/28/33(c)		300,000	298,596
MGIC Investment Corp. 5.25% 8/15/28		465,000	433,015
PTT Treasury Center Co. Ltd. 3.7% 7/16/70 (c)		230,000	139,302
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. 4.625% 11/1/26 (c)		225,000	212,144
			10,721,987
Insurance - 1.2%
Acrisure LLC / Acrisure Finance, Inc.:
6% 8/1/29(c)		425,000	357,146
7% 11/15/25(c)		2,205,000	2,141,716
10.125% 8/1/26(c)		690,000	707,451
Alliant Holdings Intermediate LLC:
4.25% 10/15/27(c)		665,000	595,401
5.875% 11/1/29(c)		415,000	359,398
6.75% 10/15/27(c)		1,550,000	1,441,518
6.75% 4/15/28(c)		1,320,000	1,273,872
AmWINS Group, Inc. 4.875% 6/30/29 (c)		415,000	363,635
ASR Nederland NV 7% 12/7/43 (Reg. S) (e)	EUR	2,916,000	3,159,729
HUB International Ltd.:
5.625% 12/1/29(c)		1,185,000	1,031,848
7% 5/1/26(c)		595,000	593,692
7.25% 6/15/30(c)		1,490,000	1,487,273
MAPFRE SA 2.875% 4/13/30 (Reg. S)	EUR	700,000	629,500
National Financial Partners Corp. 8.5% 10/1/31 (c)		290,000	290,440
NN Group NV 6% 11/3/43 (Reg. S) (e)	EUR	1,221,000	1,250,854
Sagicor Financial Co. Ltd. 5.3% 5/13/28 (c)		480,000	449,261
Sampo Oyj 2.5% 9/3/52 (Reg. S) (e)	EUR	222,000	179,355
			16,312,089
TOTAL FINANCIALS			72,695,650

HEALTH CARE - 2.1%
Biotechnology - 0.0%
Grifols SA 4.75% 10/15/28 (c)		280,000	239,781

Health Care Equipment & Supplies - 0.1%
Avantor Funding, Inc. 3.875% 11/1/29 (c)		275,000	235,034
Bausch & Lomb Escrow Corp. 8.375% 10/1/28 (c)		580,000	581,723
Hologic, Inc. 4.625% 2/1/28 (c)		215,000	197,834
			1,014,591
Health Care Providers & Services - 1.6%
180 Medical, Inc. 3.875% 10/15/29 (c)		300,000	253,492
Cano Health, Inc. 6.25% 10/1/28 (c)		185,000	81,923
Centene Corp.:
4.25% 12/15/27		615,000	566,975
4.625% 12/15/29		2,150,000	1,936,355
Community Health Systems, Inc.:
4.75% 2/15/31(c)		1,150,000	813,878
5.25% 5/15/30(c)		825,000	627,146
5.625% 3/15/27(c)		400,000	343,086
6% 1/15/29(c)		485,000	391,677
6.125% 4/1/30(c)		1,035,000	526,556
8% 3/15/26(c)		3,270,000	3,116,542
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31(c)		210,000	159,549
4.625% 6/1/30(c)		1,590,000	1,305,583
HealthEquity, Inc. 4.5% 10/1/29 (c)		295,000	254,106
Horizon Pharma U.S.A., Inc. 5.5% 8/1/27 (c)		650,000	667,875
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (c)		325,000	233,188
Modivcare, Inc. 5.875% 11/15/25 (c)		485,000	461,022
Molina Healthcare, Inc.:
3.875% 11/15/30(c)		640,000	529,669
3.875% 5/15/32(c)		550,000	441,092
4.375% 6/15/28(c)		465,000	416,662
RP Escrow Issuer LLC 5.25% 12/15/25 (c)		615,000	446,112
Tenet Healthcare Corp.:
4.875% 1/1/26		1,625,000	1,556,798
5.125% 11/1/27		975,000	907,369
6.125% 10/1/28		645,000	605,494
6.125% 6/15/30		1,140,000	1,069,050
6.25% 2/1/27		1,850,000	1,790,047
6.75% 5/15/31(c)		1,750,000	1,687,823
			21,189,069
Health Care Technology - 0.0%
IQVIA, Inc. 5% 5/15/27 (c)		640,000	603,250

Life Sciences Tools & Services - 0.1%
Charles River Laboratories International, Inc.:
3.75% 3/15/29(c)		525,000	450,172
4% 3/15/31(c)		605,000	511,981
4.25% 5/1/28(c)		185,000	165,904
			1,128,057
Pharmaceuticals - 0.3%
Bayer AG:
5.375% 3/25/82 (Reg. S)(e)	EUR	500,000	484,353
7% 9/25/83 (Reg. S)(e)	EUR	1,100,000	1,150,294
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28(c)		1,015,000	881,942
5.125% 4/30/31(c)		885,000	709,197
Teva Pharmaceutical Finance Netherlands III BV:
4.75% 5/9/27		555,000	507,336
5.125% 5/9/29		275,000	248,600
7.875% 9/15/29		850,000	860,923
			4,842,645
TOTAL HEALTH CARE			29,017,393

INDUSTRIALS - 5.4%
Aerospace & Defense - 1.7%
Bombardier, Inc.:
6% 2/15/28(c)		280,000	254,015
7.125% 6/15/26(c)		570,000	552,231
7.875% 4/15/27(c)		1,330,000	1,297,543
BWX Technologies, Inc. 4.125% 6/30/28 (c)		630,000	556,986
DAE Funding LLC 1.55% 8/1/24 (c)		650,000	621,010
Embraer Netherlands Finance BV:
5.4% 2/1/27		325,000	316,059
6.95% 1/17/28(c)		290,000	289,806
7% 7/28/30(c)		320,000	316,504
Moog, Inc. 4.25% 12/15/27 (c)		185,000	167,040
Rolls-Royce PLC 5.75% 10/15/27 (c)		650,000	627,284
TransDigm, Inc.:
4.625% 1/15/29		930,000	812,234
5.5% 11/15/27		7,825,000	7,335,938
6.25% 3/15/26(c)		2,125,000	2,087,984
6.75% 8/15/28(c)		3,560,000	3,504,779
6.875% 12/15/30(c)		2,350,000	2,304,279
7.5% 3/15/27		960,000	961,745
Triumph Group, Inc. 9% 3/15/28 (c)		450,000	444,963
			22,450,400
Air Freight & Logistics - 0.1%
Aeropuerto Internacional de Tocumen SA:
4% 8/11/41(c)		280,000	217,168
5.125% 8/11/61(c)		205,000	149,480
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (c)		365,000	325,763
Forward Air Corp. 9.5% 10/15/31 (c)		235,000	234,836
Rand Parent LLC 8.5% 2/15/30 (c)		745,000	689,200
			1,616,447
Building Products - 0.1%
Advanced Drain Systems, Inc.:
5% 9/30/27(c)		125,000	116,772
6.375% 6/15/30(c)		280,000	268,926
MIWD Holdco II LLC / MIWD Finance Corp. 5.5% 2/1/30 (c)		185,000	152,855
Shea Homes Ltd. Partnership/Corp. 4.75% 4/1/29		475,000	412,039
			950,592
Commercial Services & Supplies - 1.0%
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp.:
4.625% 6/1/28(c)		502,000	418,347
4.625% 6/1/28(c)		348,000	288,909
Brand Energy & Infrastructure Services, Inc. 10.375% 8/1/30 (c)		2,225,000	2,228,427
Clean Harbors, Inc. 6.375% 2/1/31 (c)		250,000	243,093
CoreCivic, Inc. 8.25% 4/15/26		1,495,000	1,516,812
Covanta Holding Corp.:
4.875% 12/1/29(c)		995,000	816,298
5% 9/1/30		800,000	638,401
GFL Environmental, Inc.:
4% 8/1/28(c)		420,000	366,982
4.75% 6/15/29(c)		575,000	511,122
Madison IAQ LLC:
4.125% 6/30/28(c)		535,000	461,687
5.875% 6/30/29(c)		425,000	342,228
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (c)		2,380,000	2,154,643
OpenLane, Inc. 5.125% 6/1/25 (c)		525,000	507,916
The Bidvest Group UK PLC 3.625% 9/23/26 (c)		335,000	297,091
The Brink's Co. 4.625% 10/15/27 (c)		620,000	565,792
The GEO Group, Inc.:
9.5% 12/31/28(c)		521,000	509,845
10.5% 6/30/28		1,563,000	1,567,079
Williams Scotsman, Inc. 7.375% 10/1/31 (c)		290,000	288,418
			13,723,090
Construction & Engineering - 0.5%
AECOM 5.125% 3/15/27		625,000	591,940
Arcosa, Inc. 4.375% 4/15/29 (c)		415,000	362,172
Bouygues SA 5.375% 6/30/42 (Reg. S)	EUR	1,800,000	1,981,311
Greensaif Pipelines Bidco SARL:
6.129% 2/23/38(c)		1,015,000	993,198
6.51% 2/23/42(c)		305,000	299,870
Pike Corp. 5.5% 9/1/28 (c)		1,415,000	1,237,956
SRS Distribution, Inc.:
4.625% 7/1/28(c)		550,000	475,147
6.125% 7/1/29(c)		230,000	195,880
			6,137,474
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/29 (c)		590,000	508,032

Ground Transportation - 0.7%
JSC Georgian Railway 4% 6/17/28 (c)		191,000	165,196
Uber Technologies, Inc.:
4.5% 8/15/29(c)		1,260,000	1,126,259
6.25% 1/15/28(c)		545,000	532,936
7.5% 9/15/27(c)		2,950,000	2,974,497
8% 11/1/26(c)		4,260,000	4,310,076
XPO, Inc.:
6.25% 5/1/25(c)		515,000	504,994
6.25% 6/1/28(c)		300,000	290,265
			9,904,223
Industrial Conglomerates - 0.1%
Honeywell International, Inc. 4.125% 11/2/34	EUR	442,000	458,428
Turkiye Sise ve Cam Fabrikalari A/S 6.95% 3/14/26 (c)		445,000	431,394
			889,822
Machinery - 0.1%
ATS Corp. 4.125% 12/15/28 (c)		460,000	406,524
Chart Industries, Inc. 7.5% 1/1/30 (c)		790,000	794,329
			1,200,853
Marine Transportation - 0.1%
MISC Capital Two (Labuan) Ltd.:
3.625% 4/6/25(c)		360,000	346,082
3.75% 4/6/27(c)		570,000	526,623
Seaspan Corp. 5.5% 8/1/29 (c)		425,000	341,022
			1,213,727
Passenger Airlines - 0.7%
Air Canada 3.875% 8/15/26 (c)		425,000	385,712
Allegiant Travel Co. 7.25% 8/15/27 (c)		445,000	418,856
American Airlines, Inc.:
7.25% 2/15/28(c)		990,000	946,546
11.75% 7/15/25(c)		660,000	709,495
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.75% 4/20/29 (c)		1,195,000	1,111,410
Delta Air Lines, Inc. 7% 5/1/25 (c)		164,000	165,780
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.75% 10/20/28 (c)		2,365,000	2,238,397
Mileage Plus Holdings LLC 6.5% 6/20/27 (c)		1,533,750	1,519,642
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd.:
8% 9/20/25(c)		462,000	461,781
8% 9/20/25(c)		150,000	149,914
United Airlines, Inc.:
4.375% 4/15/26(c)		1,450,000	1,340,946
4.625% 4/15/29(c)		870,000	747,792
			10,196,271
Professional Services - 0.1%
ASGN, Inc. 4.625% 5/15/28 (c)		510,000	454,989
Booz Allen Hamilton, Inc.:
3.875% 9/1/28(c)		620,000	555,458
4% 7/1/29(c)		280,000	246,960
TriNet Group, Inc. 3.5% 3/1/29 (c)		455,000	383,193
			1,640,600
Trading Companies & Distributors - 0.1%
Foundation Building Materials, Inc. 6% 3/1/29 (c)		310,000	257,996
H&E Equipment Services, Inc. 3.875% 12/15/28 (c)		995,000	849,625
			1,107,621
Transportation Infrastructure - 0.1%
DP World Crescent Ltd.:
3.7495% 1/30/30(c)		425,000	379,389
3.875% 7/18/29 (Reg. S)		315,000	285,508
DP World Ltd. 5.625% 9/25/48 (c)		400,000	354,524
			1,019,421
TOTAL INDUSTRIALS			72,558,573

INFORMATION TECHNOLOGY - 1.4%
Communications Equipment - 0.0%
HTA Group Ltd. 7% 12/18/25 (c)		340,000	327,090
IHS Netherlands Holdco BV 8% 9/18/27 (c)		390,000	325,100
			652,190
Electronic Equipment, Instruments & Components - 0.0%
Coherent Corp. 5% 12/15/29 (c)		435,000	377,162
TTM Technologies, Inc. 4% 3/1/29 (c)		455,000	377,342
			754,504
IT Services - 0.3%
Acuris Finance U.S. 5% 5/1/28 (c)		430,000	353,675
CA Magnum Holdings 5.375% 10/31/26 (c)		955,000	842,635
Camelot Finance SA 4.5% 11/1/26 (c)		570,000	527,379
Gartner, Inc.:
3.625% 6/15/29(c)		405,000	346,466
3.75% 10/1/30(c)		685,000	574,854
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29(c)		610,000	513,225
5.25% 12/1/27(c)		500,000	471,648
NCR Atleos Escrow Corp. 9.5% 4/1/29 (c)		435,000	420,732
Rackspace Hosting, Inc. 5.375% 12/1/28 (c)		380,000	127,431
Unisys Corp. 6.875% 11/1/27 (c)		365,000	273,294
			4,451,339
Semiconductors & Semiconductor Equipment - 0.1%
ON Semiconductor Corp. 3.875% 9/1/28 (c)		690,000	610,940
Synaptics, Inc. 4% 6/15/29 (c)		350,000	288,750
			899,690
Software - 0.8%
Clarivate Science Holdings Corp.:
3.875% 7/1/28(c)		500,000	432,850
4.875% 7/1/29(c)		475,000	404,865
Cloud Software Group, Inc.:
6.5% 3/31/29(c)		2,980,000	2,635,305
9% 9/30/29(c)		445,000	386,705
Elastic NV 4.125% 7/15/29 (c)		1,165,000	992,179
Fair Isaac Corp. 4% 6/15/28 (c)		580,000	518,565
Gen Digital, Inc. 5% 4/15/25 (c)		530,000	517,732
ION Trading Technologies Ltd. 5.75% 5/15/28 (c)		575,000	501,354
MicroStrategy, Inc. 6.125% 6/15/28 (c)		995,000	883,699
NCR Corp.:
5% 10/1/28(c)		335,000	299,857
5.25% 10/1/30(c)		335,000	288,697
6.125% 9/1/29(c)		485,000	497,380
Open Text Corp. 6.9% 12/1/27 (c)		530,000	531,206
Open Text Holdings, Inc.:
4.125% 2/15/30(c)		300,000	250,980
4.125% 12/1/31(c)		245,000	195,479
PTC, Inc.:
3.625% 2/15/25(c)		350,000	336,361
4% 2/15/28(c)		345,000	309,206
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (c)		445,000	371,746
			10,354,166
Technology Hardware, Storage & Peripherals - 0.2%
Lenovo Group Ltd.:
3.421% 11/2/30(c)		485,000	394,766
5.875% 4/24/25 (Reg. S)		200,000	199,004
Seagate HDD Cayman:
8.25% 12/15/29(c)		985,000	1,011,593
8.5% 7/15/31(c)		640,000	656,502
			2,261,865
TOTAL INFORMATION TECHNOLOGY			19,373,754

MATERIALS - 3.6%
Chemicals - 1.3%
Air Products & Chemicals, Inc. 4% 3/3/35	EUR	954,000	979,116
BASF AG 4.25% 3/8/32 (Reg. S)	EUR	1,700,000	1,796,038
Braskem Idesa SAPI:
6.99% 2/20/32(c)		260,000	156,023
7.45% 11/15/29(c)		350,000	217,476
Braskem Netherlands BV:
7.25% 2/13/33(c)		130,000	119,288
8.5% 1/12/31(c)		330,000	326,081
ENN Clean Energy International Investment Ltd. 3.375% 5/12/26 (c)		620,000	565,744
Ingevity Corp. 3.875% 11/1/28 (c)		665,000	548,306
LSB Industries, Inc. 6.25% 10/15/28 (c)		960,000	869,779
Meglobal BV:
2.625% 4/28/28(c)		275,000	237,168
4.25% 11/3/26(c)		235,000	222,787
MEGlobal Canada, Inc. 5% 5/18/25 (c)		445,000	433,666
OCP SA:
3.75% 6/23/31(c)		525,000	413,123
5.625% 4/25/24(c)		670,000	665,069
6.875% 4/25/44(c)		210,000	175,785
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28(c)		720,000	586,955
7.125% 10/1/27(c)		355,000	328,362
9.75% 11/15/28(c)		1,125,000	1,122,568
Orbia Advance Corp. S.A.B. de CV:
1.875% 5/11/26(c)		630,000	560,719
2.875% 5/11/31(c)		340,000	263,429
Sasol Financing U.S.A. LLC:
4.375% 9/18/26		795,000	702,247
5.5% 3/18/31		200,000	156,736
5.875% 3/27/24		320,000	315,443
8.75% 5/3/29(c)		200,000	192,295
SCIH Salt Holdings, Inc. 4.875% 5/1/28 (c)		375,000	330,790
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (c)		640,000	584,780
The Chemours Co. LLC:
4.625% 11/15/29(c)		180,000	144,801
5.375% 5/15/27		1,700,000	1,567,966
5.75% 11/15/28(c)		1,055,000	915,634
The Scotts Miracle-Gro Co. 4% 4/1/31		595,000	454,598
W.R. Grace Holding LLC:
5.625% 8/15/29(c)		1,300,000	1,051,375
7.375% 3/1/31(c)		300,000	290,845
			17,294,992
Construction Materials - 0.0%
Summit Materials LLC/Summit Materials Finance Corp. 5.25% 1/15/29 (c)		645,000	585,656

Containers & Packaging - 0.6%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
3.25% 9/1/28(c)		300,000	250,138
4% 9/1/29(c)		605,000	473,456
6% 6/15/27(c)		280,000	269,421
BWAY Holding Co. 7.875% 8/15/26 (c)		605,000	583,665
Cascades, Inc.:
5.125% 1/15/26(c)		300,000	287,176
5.375% 1/15/28(c)		300,000	277,065
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29(c)		915,000	850,756
8.75% 4/15/30(c)		1,945,000	1,668,147
Crown Cork & Seal, Inc.:
7.375% 12/15/26		1,210,000	1,228,150
7.5% 12/15/96		160,000	184,400
Graham Packaging Co., Inc. 7.125% 8/15/28 (c)		365,000	305,780
Graphic Packaging International, Inc. 3.75% 2/1/30 (c)		355,000	296,816
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (c)		255,000	222,880
Sealed Air Corp./Sealed Air Cor 6.125% 2/1/28 (c)		300,000	290,556
Trident Holdings, Inc. 12.75% 12/31/28 (c)		295,000	308,275
			7,496,681
Metals & Mining - 1.7%
Alcoa Nederland Holding BV:
4.125% 3/31/29(c)		775,000	685,731
6.125% 5/15/28(c)		200,000	192,576
Algoma Steel SCA 0% 12/31/23 (b)		102,200	0
Antofagasta PLC:
2.375% 10/14/30(c)		685,000	532,855
5.625% 5/13/32(c)		260,000	246,480
Arsenal AIC Parent LLC 8% 10/1/30 (c)		350,000	348,257
ATI, Inc.:
4.875% 10/1/29		280,000	246,325
5.125% 10/1/31		245,000	212,013
7.25% 8/15/30		295,000	292,788
Celtic Resources Holdings DAC 4.125% (b)(c)(d)		445,000	63,795
Cleveland-Cliffs, Inc.:
4.625% 3/1/29(c)		465,000	405,045
4.875% 3/1/31(c)		465,000	395,972
6.75% 4/15/30(c)		965,000	901,905
Compania de Minas Buenaventura SAA 5.5% 7/23/26 (c)		245,000	213,537
Compass Minerals International, Inc. 6.75% 12/1/27 (c)		1,305,000	1,236,383
Corporacion Nacional del Cobre de Chile (Codelco):
3% 9/30/29(c)		105,000	89,000
3.15% 1/14/30(c)		280,000	236,639
3.7% 1/30/50(c)		870,000	563,316
5.125% 2/2/33(c)		290,000	267,276
5.95% 1/8/34(c)		205,000	198,367
CSN Islands XI Corp. 6.75% 1/28/28 (c)		485,000	448,625
CSN Resources SA 5.875% 4/8/32 (c)		420,000	338,520
Eldorado Gold Corp. 6.25% 9/1/29 (c)		420,000	362,200
Endeavour Mining PLC 5% 10/14/26 (c)		580,000	514,715
ERO Copper Corp. 6.5% 2/15/30 (c)		415,000	358,203
First Quantum Minerals Ltd.:
6.875% 3/1/26(c)		1,265,000	1,220,712
6.875% 10/15/27(c)		3,000,000	2,861,700
7.5% 4/1/25(c)		1,055,000	1,050,907
FMG Resources Pty Ltd.:
4.375% 4/1/31(c)		445,000	366,158
4.5% 9/15/27(c)		485,000	438,925
Fresnillo PLC 4.25% 10/2/50 (c)		360,000	250,200
Gcm Mining Corp. 6.875% 8/9/26 (c)		715,000	568,425
HudBay Minerals, Inc. 4.5% 4/1/26 (c)		360,000	336,808
Kaiser Aluminum Corp. 4.625% 3/1/28 (c)		595,000	519,548
Metinvest BV 8.5% 4/23/26 (Reg. S)		200,000	141,000
Mineral Resources Ltd.:
8% 11/1/27(c)		280,000	274,750
8.125% 5/1/27(c)		960,000	947,021
8.5% 5/1/30(c)		210,000	206,020
9.25% 10/1/28(c)		515,000	520,150
Murray Energy Corp.:
11.25%(b)(c)(d)		490,000	0
12% pay-in-kind(b)(c)(d)(e)		548,100	0
Nexa Resources SA 6.5% 1/18/28 (c)		525,000	497,075
POSCO:
5.75% 1/17/28(c)		420,000	417,531
5.875% 1/17/33(c)		200,000	199,174
PT Freeport Indonesia:
4.763% 4/14/27(c)		225,000	213,446
5.315% 4/14/32(c)		450,000	405,090
6.2% 4/14/52(c)		265,000	221,577
PT Indonesia Asahan Aluminium 5.45% 5/15/30 (c)		610,000	567,681
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (c)		200,000	172,032
Stillwater Mining Co.:
4% 11/16/26(c)		580,000	502,466
4.5% 11/16/29(c)		245,000	187,942
TMK Capital SA 4.3% (Reg. S) (b)(d)		400,000	253,000
Volcan Compania Minera SAA 4.375% 2/11/26 (c)		455,000	259,022
			22,948,883
Paper & Forest Products - 0.0%
LABL, Inc. 5.875% 11/1/28 (c)		665,000	596,983

TOTAL MATERIALS			48,923,195

REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.1%
Iron Mountain Information Management Services, Inc. 5% 7/15/32 (c)		415,000	341,102
Iron Mountain, Inc.:
4.875% 9/15/29(c)		1,300,000	1,139,378
5% 7/15/28(c)		630,000	573,017
5.25% 7/15/30(c)		585,000	511,083
5.625% 7/15/32(c)		585,000	505,032
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31		665,000	415,406
4.625% 8/1/29		970,000	687,016
5% 10/15/27		2,850,000	2,208,256
Prologis International Funding II SA:
3.125% 6/1/31 (Reg. S)	EUR	2,300,000	2,147,466
4.625% 2/21/35 (Reg. S)	EUR	957,000	954,624
SBA Communications Corp. 3.875% 2/15/27		890,000	815,485
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28(c)		940,000	767,587
6.5% 2/15/29(c)		1,230,000	805,381
10.5% 2/15/28(c)		1,205,000	1,180,241
Uniti Group, Inc. 6% 1/15/30 (c)		350,000	222,250
VICI Properties LP / VICI Note Co.:
3.875% 2/15/29(c)		665,000	574,635
4.25% 12/1/26(c)		1,140,000	1,062,196
4.625% 12/1/29(c)		650,000	576,583
			15,486,738
Real Estate Management & Development - 0.2%
Greystar Real Estate Partners 7.75% 9/1/30 (c)		260,000	256,849
SELP Finance SARL 3.75% 8/10/27 (Reg. S)	EUR	1,069,000	1,076,588
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.125% 8/1/30(c)		635,000	554,831
5.875% 6/15/27(c)		495,000	470,587
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (c)		300,000	260,355
			2,619,210
TOTAL REAL ESTATE			18,105,948

UTILITIES - 2.3%
Electric Utilities - 1.4%
Chile Electricity LUX MPC SARL 6.01% 1/20/33 (c)		200,000	198,500
Clearway Energy Operating LLC:
3.75% 1/15/32(c)		280,000	217,666
4.75% 3/15/28(c)		365,000	326,441
Comision Federal de Electricidad:
3.348% 2/9/31(c)		130,000	101,400
4.688% 5/15/29(c)		565,000	505,675
Electricite de France SA 4.625% 1/25/43 (Reg. S)	EUR	1,200,000	1,160,099
Energias de Portugal SA:
1.875% 3/14/82 (Reg. S)(e)	EUR	600,000	485,278
5.943% 4/23/83 (Reg. S)(e)	EUR	100,000	104,668
Eskom Holdings SOC Ltd.:
6.35% 8/10/28(c)		590,000	536,540
7.125% 2/11/25(c)		735,000	715,184
8.45% 8/10/28(c)		240,000	227,599
Israel Electric Corp. Ltd. 3.75% 2/22/32 (Reg. S) (c)		605,000	497,008
Lamar Funding Ltd. 3.958% 5/7/25 (c)		600,000	571,044
Mong Duong Finance Holdings BV 5.125% 5/7/29 (c)		655,000	592,677
NRG Energy, Inc.:
3.375% 2/15/29(c)		305,000	246,863
3.625% 2/15/31(c)		605,000	458,986
3.875% 2/15/32(c)		645,000	484,295
5.75% 1/15/28		1,665,000	1,561,098
6.625% 1/15/27		315,000	308,559
ORSTED A/S 5.25% 12/8/22 (Reg. S) (e)	EUR	600,000	610,562
Pacific Gas & Electric Co.:
3.75% 8/15/42		555,000	356,019
3.95% 12/1/47		1,691,000	1,082,640
4% 12/1/46		1,023,000	648,358
4.25% 3/15/46		125,000	82,592
4.3% 3/15/45		315,000	213,159
PG&E Corp.:
5% 7/1/28		1,345,000	1,218,273
5.25% 7/1/30		510,000	443,221
Vistra Operations Co. LLC:
4.375% 5/1/29(c)		1,105,000	949,998
5% 7/31/27(c)		1,220,000	1,121,654
5.5% 9/1/26(c)		820,000	781,945
5.625% 2/15/27(c)		1,495,000	1,417,667
7.75% 10/15/31(c)		580,000	571,326
			18,796,994
Gas Utilities - 0.1%
ENN Energy Holdings Ltd. 4.625% 5/17/27 (c)		640,000	612,757
Southern Natural Gas Co. LLC:
7.35% 2/15/31		175,000	180,068
8% 3/1/32		335,000	367,970
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5% 6/1/31 (c)		570,000	475,796
			1,636,591
Independent Power and Renewable Electricity Producers - 0.3%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (c)		370,000	319,242
Aydem Yenilenebilir Enerji A/S 7.75% 2/2/27 (c)		245,000	215,747
Energo-Pro A/S 8.5% 2/4/27 (c)		465,000	455,040
EnfraGen Energia Sur SA 5.375% 12/30/30 (c)		1,020,000	722,925
Investment Energy Resources Ltd. 6.25% 4/26/29 (c)		485,000	441,350
PT Pertamina Geothermal Energy 5.15% 4/27/28 (c)		205,000	199,641
RWE AG:
2.75% 5/24/30 (Reg. S)	EUR	870,000	835,608
4.125% 2/13/35 (Reg. S)	EUR	971,000	975,657
Termocandelaria Power Ltd. 7.875% 1/30/29 (c)		445,625	415,545
			4,580,755
Multi-Utilities - 0.2%
Abu Dhabi National Energy Co. PJSC:
4% 10/3/49(c)		448,000	343,827
4.696% 4/24/33(c)		350,000	333,375
4.875% 4/23/30(c)		195,000	191,075
National Grid PLC 4.275% 1/16/35 (Reg. S)	EUR	1,388,000	1,393,837
			2,262,114
Water Utilities - 0.3%
Aegea Finance SARL 9% 1/20/31 (c)		200,000	201,100
Suez SACA 2.375% 5/24/30 (Reg. S)	EUR	1,800,000	1,683,834
Thames Water Utility Finance PLC:
1.25% 1/31/32 (Reg. S)	EUR	1,377,000	1,023,263
4.375% 1/18/31 (Reg. S)	EUR	1,520,000	1,419,429
			4,327,626
TOTAL UTILITIES			31,604,080

TOTAL NONCONVERTIBLE BONDS			520,882,266
TOTAL CORPORATE BONDS (Cost $578,245,670)			522,825,038

U.S. Government and Government Agency Obligations - 25.0%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 0.2%
Fannie Mae 0.625% 4/22/25	210,000	195,435
Freddie Mac 4% 11/25/24	2,200,000	2,161,072
Tennessee Valley Authority:
5.25% 9/15/39	126,000	123,265
5.375% 4/1/56	302,000	297,730
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		2,777,502
U.S. Treasury Obligations - 24.7%
U.S. Treasury Bills, yield at date of purchase 5.35% 10/26/23 (i)	360,000	358,732
U.S. Treasury Bonds:
2% 8/15/51	16,756,000	9,668,736
2.25% 2/15/52	12,700,000	7,793,633
2.5% 2/15/45	17,524,000	11,899,891
2.875% 5/15/52	6,426,000	4,556,185
3% 5/15/45	1,800,000	1,336,711
3% 2/15/49	13,991,000	10,227,093
3.25% 5/15/42	1,302,000	1,037,531
3.625% 2/15/53	21,770,000	18,004,470
3.625% 5/15/53	4,510,000	3,734,139
4.125% 8/15/53	1,760,000	1,597,750
4.375% 8/15/43	3,190,000	2,976,170
4.75% 2/15/37	8,126,000	8,266,935
U.S. Treasury Notes:
0.25% 5/15/24	73,000	70,670
0.25% 9/30/25	237,000	215,670
0.25% 10/31/25	1,700,000	1,541,488
0.375% 12/31/25	8,019,000	7,249,364
0.375% 1/31/26	2,100,000	1,890,410
0.625% 7/31/26	2,400,000	2,136,094
0.75% 3/31/26	4,704,000	4,253,813
0.75% 8/31/26	19,457,000	17,326,610
1% 7/31/28	4,418,000	3,726,825
1.125% 10/31/26	1,700,000	1,523,227
1.125% 8/31/28	40,242,000	34,079,913
1.25% 12/31/26	698,000	625,255
1.25% 9/30/28	2,930,000	2,490,157
1.375% 10/31/28	3,514,000	2,998,019
1.5% 2/29/24	29,600,000	29,123,625
1.5% 9/30/24	1,995,000	1,919,252
1.5% 10/31/24	280,000	268,538
1.5% 1/31/27	4,595,000	4,137,295
1.5% 11/30/28	860,000	736,946
1.625% 9/30/26	4,153,000	3,791,073
1.75% 1/31/29	2,583,000	2,232,479
1.875% 2/28/27	27,200,000	24,756,250
2.125% 7/31/24	9,671,000	9,407,314
2.25% 4/30/24	9,144,000	8,976,836
2.25% 3/31/26	3,329,000	3,124,058
2.5% 1/31/24	630,000	623,872
2.5% 2/28/26	7,215,000	6,822,121
2.5% 3/31/27	900,000	835,980
2.625% 7/31/29	1,400,000	1,256,117
2.75% 7/31/27	1,780,000	1,658,112
2.75% 5/31/29	155,000	140,420
2.75% 8/15/32	3,955,000	3,424,783
2.875% 4/30/29	3,300,000	3,013,699
2.875% 5/15/32	4,068,000	3,570,782
3.125% 11/15/28	1,180,000	1,098,737
3.375% 5/15/33	250,000	226,719
3.5% 1/31/28	4,190,000	3,998,668
3.5% 2/15/33	3,800,000	3,486,500
3.625% 5/15/26	3,720,000	3,605,722
3.625% 3/31/30	7,767,000	7,326,162
3.75% 5/31/30	189,000	179,432
3.875% 4/30/25	900,000	881,684
3.875% 1/15/26	940,000	917,895
3.875% 11/30/27	850,000	823,969
3.875% 12/31/27	6,700,000	6,494,658
3.875% 8/15/33	500,000	472,422
4% 2/15/26	2,800,000	2,740,828
4% 10/31/29	1,300,000	1,255,160
4% 2/28/30	504,000	486,045
4% 7/31/30	2,800,000	2,697,188
4.125% 10/31/27	900,000	880,840
4.125% 7/31/28	850,000	831,672
4.125% 8/31/30	4,190,000	4,066,919
4.125% 11/15/32	4,064,000	3,919,537
4.25% 12/31/24	3,400,000	3,354,180
4.375% 10/31/24	1,650,000	1,631,502
4.5% 11/30/24	11,000,000	10,889,570
4.625% 3/15/26	2,250,000	2,234,355
TOTAL U.S. TREASURY OBLIGATIONS		335,905,407
Other Government Related - 0.1%
Private Export Funding Corp. Secured 1.75% 11/15/24	1,030,000	982,573
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $387,350,065)		339,665,482

U.S. Government Agency - Mortgage Securities - 3.7%
	Principal Amount (a)	Value ($)
Fannie Mae - 1.7%
1.5% 11/1/40 to 11/1/41	3,927,902	3,046,736
2% 2/1/28 to 12/1/41	6,634,187	5,553,602
2.5% 1/1/28 to 12/1/51	5,516,122	4,772,404
3% 2/1/31 to 2/1/52 (i)	2,572,619	2,314,565
3.5% 5/1/35 to 3/1/52	1,390,378	1,222,327
4.5% 9/1/42	527,430	494,078
5% 10/1/52 to 12/1/52	1,470,051	1,397,588
5.5% 5/1/53 to 8/1/53	1,337,809	1,301,769
6% 6/1/53	889,863	886,140
6.5% 8/1/53	1,900,000	1,911,424
TOTAL FANNIE MAE		22,900,633
Freddie Mac - 1.4%
1.5% 12/1/40 to 4/1/41	1,098,883	855,447
2% 5/1/36 to 7/1/41	2,634,033	2,182,957
2.5% 1/1/28 to 2/1/42	7,710,365	6,620,308
3% 12/1/30 to 9/1/34	421,965	387,195
3.5% 3/1/50 to 3/1/52 (i)	2,740,109	2,372,221
4.5% 10/1/42 to 12/1/42	462,632	432,799
5% 10/1/52 to 12/1/52 (i)(j)	1,381,493	1,313,893
5.5% 9/1/52 to 8/1/53	3,675,206	3,573,583
6.5% 10/1/53	836,169	849,305
TOTAL FREDDIE MAC		18,587,708
Ginnie Mae - 0.3%
2% 2/20/51	47,868	37,996
2% 10/1/53 (k)	150,000	118,622
2% 10/1/53 (k)	2,100,000	1,660,709
2% 10/1/53 (k)	1,400,000	1,107,139
2% 10/1/53 (k)	500,000	395,407
2% 10/1/53 (k)	750,000	593,110
TOTAL GINNIE MAE		3,912,983
Uniform Mortgage Backed Securities - 0.3%
2% 10/1/53 (k)	1,000,000	760,151
2% 10/1/53 (k)	1,000,000	760,151
3% 10/1/53 (k)	600,000	496,055
6.5% 10/1/53 (k)	1,000,000	1,004,780
6.5% 10/1/53 (k)	1,200,000	1,205,736
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		4,226,873
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $52,887,161)		49,628,197

Collateralized Mortgage Obligations - 1.0%
	Principal Amount (a)	Value ($)
U.S. Government Agency - 1.0%
Fannie Mae:
sequential payer:
Series 2020-101 Class BA, 1.5% 9/25/45	375,819	307,920
Series 2020-49 Class JA, 2% 8/25/44	127,624	112,424
Series 2021-68 Class A, 2% 7/25/49	254,725	198,537
Series 2021-85 Class L, 2.5% 8/25/48	139,127	117,044
Series 2021-96 Class HA, 2.5% 2/25/50	228,454	193,610
Series 2022-1 Class KA, 3% 5/25/48	234,576	204,460
Series 2022-13 Class MA, 3% 5/25/44	953,128	869,826
Series 2022-3 Class N, 2% 10/25/47	1,833,720	1,503,651
Series 2022-4 Class B, 2.5% 5/25/49	167,020	139,761
Series 2022-49 Class TE, 4.5% 12/25/48	1,846,301	1,748,754
Series 2022-65 Class GA, 5% 4/25/46	1,724,284	1,642,530
Series 2022-7 Class A, 3% 5/25/48	334,038	291,193
Series 2020-45 Class JL, 3% 7/25/40	36,822	32,237
Series 2021-59 Class H, 2% 6/25/48	144,013	114,413
Series 2021-66:
Class DA, 2% 1/25/48	155,550	124,051
Class DM, 2% 1/25/48	165,305	131,831
Freddie Mac:
sequential payer:
Series 2020-5018:
Class LC, 3% 10/25/40	247,298	215,171
Class LY, 3% 10/25/40	187,499	163,188
Series 2021-5175 Class CB, 2.5% 4/25/50	817,089	674,371
Series 2021-5180 Class KA, 2.5% 10/25/47	164,866	140,841
Series 2022-5189 Class DA, 2.5% 5/25/49	175,809	146,517
Series 2022-5190 Class BA, 2.5% 11/25/47	171,482	145,218
Series 2022-5191 Class CA, 2.5% 4/25/50	194,990	161,280
Series 2022-5197 Class DA, 2.5% 11/25/47	130,234	110,335
Series 2022-5198 Class BA, 2.5% 11/25/47	659,206	565,925
Series 2022-5202 Class LB, 2.5% 10/25/47	138,977	117,475
Series 2020-5041 Class LB, 3% 11/25/40	420,235	365,662
Series 2021-5083 Class VA, 1% 8/15/38	1,965,028	1,811,387
Series 2021-5176 Class AG, 2% 1/25/47	621,735	507,750
Series 2021-5182 Class A, 2.5% 10/25/48	1,068,239	896,273
Freddie Mac Multi-family Structured pass-thru certificates sequential payer Series 2021-5159 Class GC, 2% 11/25/47	132,328	110,141

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $14,421,340)		13,863,776

Commercial Mortgage Securities - 0.9%
	Principal Amount (a)	Value ($)
Freddie Mac:
sequential payer:
Series 2015-K043 Class A2, 3.062% 12/25/24	1,278,000	1,238,830
Series 2015-K049 Class A2, 3.01% 7/25/25	36,000	34,499
Series 2015-K050 Class A2, 3.334% 8/25/25 (e)	1,457,293	1,402,986
Series 2015-K051 Class A2, 3.308% 9/25/25	57,000	54,754
Series 2016-K052 Class A2, 3.151% 11/25/25	2,852,314	2,732,037
Series 2017-K729 Class A2, 3.136% 10/25/24	900,000	877,264
Series 2022-150 Class A2, 3.71% 9/25/32	300,000	266,745
Series 2023-158 Class A2, 4.05% 7/25/33	680,000	617,473
Series 2017-K727 Class A2, 2.946% 7/25/24	1,805,098	1,768,787
Series 2022 K748 Class A2, 2.26% 1/25/29	500,000	433,287
Series K063 Class A2, 3.43% 1/25/27	600,000	567,828
Freddie Mac Multi-family Structured pass-thru certificates Series K044 Class A2, 2.811% 1/25/25	1,712,335	1,652,306
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $11,843,780)		11,646,796

Foreign Government and Government Agency Obligations - 9.6%
		Principal Amount (a)	Value ($)
Abu Dhabi National Energy Co. PJSC 4.375% 1/24/29 (c)		315,000	300,825
Angola Republic:
8.25% 5/9/28 (c)		610,000	526,857
8.75% 4/14/32 (c)		170,000	136,291
9.375% 5/8/48 (c)		175,000	128,609
9.5% 11/12/25 (c)		795,000	775,984
Arab Republic of Egypt:
7.0529% 1/15/32 (c)		30,000	17,185
7.5% 1/31/27 (c)		830,000	597,326
7.5% 2/16/61 (c)		480,000	240,955
7.6003% 3/1/29 (c)		370,000	237,222
7.903% 2/21/48 (c)		460,000	234,867
8.5% 1/31/47 (c)		580,000	308,688
8.7002% 3/1/49 (c)		460,000	246,063
Argentine Republic:
0.75% 7/9/30 (h)		6,465,308	1,844,358
1% 7/9/29		738,798	202,519
3.5% 7/9/41 (h)		1,140,000	293,425
3.625% 7/9/35 (h)		3,607,241	894,524
4.25% 1/9/38 (h)		2,032,304	594,672
Australian Commonwealth:
1.75% 11/21/32 (Reg. S)	AUD	1,600,000	820,577
1.75% 6/21/51 (Reg. S)	AUD	8,595,000	2,920,833
Bahamian Republic 6% 11/21/28 (c)		310,000	253,754
Bahrain Kingdom 5.625% 5/18/34 (c)		155,000	132,128
Bank Gospodarstwa Krajowego 5.375% 5/22/33 (c)		200,000	188,000
Barbados Government 6.5% 10/1/29 (c)		594,000	552,200
Bermuda Government:
2.375% 8/20/30 (c)		55,000	44,058
3.375% 8/20/50 (c)		165,000	102,617
3.717% 1/25/27 (c)		645,000	602,591
4.75% 2/15/29 (c)		360,000	340,160
5% 7/15/32 (c)		260,000	240,960
Brazilian Federative Republic:
3.875% 6/12/30		830,000	722,175
6% 10/20/33		335,000	315,905
7.125% 1/20/37		565,000	566,322
8.25% 1/20/34		1,045,000	1,139,520
Buenos Aires Province 6.375% 9/1/37 (c)(h)		725,000	235,538
Canadian Government:
0.75% 2/1/24	CAD	705,000	511,586
1.25% 3/1/27	CAD	3,000,000	1,986,262
Chilean Republic:
2.45% 1/31/31		1,355,000	1,112,265
2.75% 1/31/27		310,000	284,338
3.1% 1/22/61		700,000	397,355
3.5% 1/31/34		200,000	165,082
4% 1/31/52		200,000	145,098
4.34% 3/7/42		260,000	209,604
5.33% 1/5/54		505,000	448,945
Colombian Republic:
3% 1/30/30		1,025,000	784,525
3.125% 4/15/31		535,000	395,098
3.25% 4/22/32		290,000	208,098
4.125% 5/15/51		220,000	122,100
5% 6/15/45		855,000	560,589
5.2% 5/15/49		650,000	426,647
6.125% 1/18/41		40,000	31,350
7.375% 9/18/37		140,000	128,842
7.5% 2/2/34		250,000	235,663
8% 4/20/33		280,000	276,632
Costa Rican Republic:
5.625% 4/30/43 (c)		285,000	235,230
6.125% 2/19/31 (c)		360,000	346,846
6.55% 4/3/34 (c)		205,000	199,094
7% 4/4/44 (c)		135,000	127,431
Democratic Socialist Republic of Sri Lanka:
6.2% (c)(d)		300,000	137,898
6.825% (c)(d)		225,000	107,137
7.55% (c)(d)		235,000	108,384
7.85% (c)(d)		505,000	232,734
Dominican Republic:
4.5% 1/30/30 (c)		735,000	621,200
4.875% 9/23/32 (c)		860,000	698,053
5.875% 1/30/60 (c)		270,000	192,486
5.95% 1/25/27 (c)		445,000	430,066
6% 7/19/28 (c)		360,000	341,842
6.4% 6/5/49 (c)		340,000	268,172
6.5% 2/15/48 (c)		215,000	173,630
6.85% 1/27/45 (c)		300,000	254,595
6.875% 1/29/26 (c)		790,000	788,167
7.05% 2/3/31 (c)		225,000	217,028
7.45% 4/30/44 (c)		335,000	304,944
Dutch Government 0.5% 7/15/32 (Reg. S) (c)	EUR	10,000	8,475
Ecuador Republic:
3.5% 7/31/35 (c)(h)		705,000	260,357
6% 7/31/30 (c)(h)		1,320,000	670,824
El Salvador Republic:
6.375% 1/18/27 (c)		75,000	60,890
7.1246% 1/20/50 (c)		290,000	187,079
7.625% 2/1/41 (c)		90,000	61,342
Emirate of Abu Dhabi:
3% 9/15/51 (c)		645,000	402,796
3.125% 9/30/49 (c)		1,915,000	1,243,065
3.875% 4/16/50 (c)		620,000	463,661
Emirate of Dubai:
3.9% 9/9/50 (Reg. S)		920,000	625,168
5.25% 1/30/43 (Reg. S)		330,000	293,588
Gabonese Republic 7% 11/24/31 (c)		455,000	337,496
Georgia Republic 2.75% 4/22/26 (c)		480,000	427,286
German Federal Republic:
1.7% 8/15/32(Reg. S)	EUR	27,050,306	26,226,368
1.8% 8/15/53(Reg. S)	EUR	2,500,000	2,014,220
2.2% 12/12/24(Reg. S)	EUR	4,010,000	4,176,454
2.3% 2/15/33(Reg. S)	EUR	5,390,000	5,469,324
Ghana Republic:
7.75% (c)(d)		560,000	246,770
8.627% (c)(d)		255,000	107,355
10.75% 10/14/30 (c)		520,000	347,698
Guatemalan Republic:
4.9% 6/1/30 (c)		230,000	208,539
5.375% 4/24/32 (c)		120,000	109,538
6.125% 6/1/50 (c)		225,000	193,559
6.6% 6/13/36 (c)		190,000	182,400
Hungarian Republic:
2.125% 9/22/31 (c)		205,000	150,767
3.125% 9/21/51 (c)		340,000	187,758
5.25% 6/16/29 (c)		295,000	281,530
5.5% 6/16/34 (c)		305,000	277,760
6.125% 5/22/28 (c)		225,000	224,089
Indonesian Republic:
3.2% 9/23/61		400,000	237,432
3.85% 10/15/30		330,000	295,416
4.1% 4/24/28		490,000	461,957
4.35% 1/11/48		300,000	237,855
4.4% 6/6/27 (c)		345,000	332,273
5.125% 1/15/45 (c)		1,160,000	1,047,329
5.25% 1/17/42 (c)		305,000	282,247
5.95% 1/8/46 (c)		350,000	347,403
6.625% 2/17/37 (c)		220,000	233,354
6.75% 1/15/44 (c)		330,000	356,978
7.75% 1/17/38 (c)		930,000	1,088,100
8.5% 10/12/35 (c)		875,000	1,068,926
Islamic Republic of Pakistan:
6% 4/8/26 (c)		730,000	375,381
6.875% 12/5/27 (c)		215,000	108,571
Israeli State 3.375% 1/15/50		595,000	394,207
Ivory Coast:
5.875% 10/17/31 (c)	EUR	920,000	802,025
6.375% 3/3/28 (c)		490,000	457,366
Jamaican Government:
6.75% 4/28/28		255,000	258,213
7.875% 7/28/45		160,000	175,475
Jordanian Kingdom:
4.95% 7/7/25 (c)		575,000	554,628
7.375% 10/10/47 (c)		110,000	90,132
7.5% 1/13/29 (c)		200,000	195,326
7.75% 1/15/28 (c)		320,000	317,846
Kingdom of Saudi Arabia:
2.25% 2/2/33 (c)		665,000	507,967
3.45% 2/2/61 (c)		1,120,000	683,637
3.625% 3/4/28 (c)		315,000	293,114
3.75% 1/21/55 (c)		655,000	433,420
4.5% 10/26/46 (c)		640,000	503,482
4.5% 4/22/60 (c)		225,000	172,339
4.625% 10/4/47 (c)		330,000	261,459
5% 1/18/53 (c)		375,000	310,789
Lebanese Republic:
5.8% (d)		625,000	49,743
6.375% (d)		810,000	64,768
Moroccan Kingdom 6.5% 9/8/33 (c)		495,000	485,585
Panamanian Republic:
2.252% 9/29/32		400,000	288,508
3.298% 1/19/33		445,000	346,633
3.87% 7/23/60		715,000	410,053
4.5% 5/15/47		250,000	175,688
4.5% 4/16/50		780,000	529,971
6.853% 3/28/54		200,000	185,632
Peruvian Republic:
2.783% 1/23/31		740,000	604,647
3% 1/15/34		440,000	337,682
3.3% 3/11/41		360,000	248,728
Philippine Republic:
2.65% 12/10/45		390,000	234,121
2.95% 5/5/45		160,000	101,963
5% 7/17/33		210,000	201,669
5.5% 1/17/48		200,000	187,846
5.609% 4/13/33		305,000	305,171
5.95% 10/13/47		490,000	485,796
Polish Government:
5.5% 4/4/53		210,000	189,542
5.75% 11/16/32		425,000	425,408
Provincia de Cordoba:
6.875% 12/10/25 (c)		472,368	389,704
6.99% 6/1/27 (c)		515,562	385,259
Republic of Armenia 3.6% 2/2/31 (c)		545,000	409,786
Republic of Benin 4.875% 1/19/32 (c)	EUR	275,000	215,217
Republic of Honduras 6.25% 1/19/27 (c)		110,000	103,290
Republic of Kenya:
6.3% 1/23/34 (c)		165,000	109,494
6.875% 6/24/24 (c)		190,000	175,497
7% 5/22/27 (c)		355,000	300,163
7.25% 2/28/28 (c)		100,000	80,269
8% 5/22/32 (c)		120,000	93,000
Republic of Nigeria:
6.125% 9/28/28 (c)		1,020,000	810,635
6.5% 11/28/27 (c)		445,000	370,614
7.143% 2/23/30 (c)		360,000	283,442
7.625% 11/21/25 (c)		345,000	329,406
7.696% 2/23/38 (c)		280,000	195,202
Republic of Paraguay:
2.739% 1/29/33 (c)		225,000	170,512
4.95% 4/28/31 (c)		480,000	442,646
5.4% 3/30/50 (c)		265,000	208,396
Republic of Senegal 6.25% 5/23/33 (c)		335,000	268,188
Republic of Serbia 2.125% 12/1/30 (c)		675,000	495,416
Republic of Uzbekistan:
3.7% 11/25/30 (c)		115,000	89,749
3.9% 10/19/31 (c)		395,000	307,278
Republic of Zambia 8.97% (c)(d)		335,000	181,399
Romanian Republic:
3% 2/27/27 (c)		470,000	426,901
3.375% 1/28/50 (Reg. S)	EUR	170,000	105,758
3.624% 5/26/30 (c)	EUR	260,000	235,689
3.625% 3/27/32 (c)		470,000	381,250
4% 2/14/51 (c)		150,000	95,117
6.625% 2/17/28 (c)		225,000	227,691
Rwanda Republic 5.5% 8/9/31 (c)		595,000	459,602
South African Republic:
4.85% 9/27/27		285,000	262,773
4.85% 9/30/29		235,000	201,205
5% 10/12/46		395,000	243,624
5.65% 9/27/47		190,000	126,420
5.75% 9/30/49		620,000	410,719
5.875% 4/20/32		280,000	237,734
State of Qatar:
3.75% 4/16/30 (c)		1,510,000	1,406,263
4% 3/14/29 (c)		380,000	361,486
4.4% 4/16/50 (c)		1,450,000	1,179,068
4.625% 6/2/46 (c)		575,000	497,916
4.817% 3/14/49 (c)		1,060,000	918,903
5.103% 4/23/48 (c)		620,000	559,717
9.75% 6/15/30 (c)		295,000	373,146
Sultanate of Oman:
5.375% 3/8/27 (c)		120,000	116,777
5.625% 1/17/28 (c)		1,465,000	1,424,742
6% 8/1/29 (c)		450,000	440,582
6.25% 1/25/31 (c)		425,000	419,173
6.5% 3/8/47 (c)		195,000	173,755
6.75% 1/17/48 (c)		920,000	843,189
7% 1/25/51 (c)		105,000	98,706
Turkish Republic:
4.25% 4/14/26		830,000	758,753
4.75% 1/26/26		980,000	913,438
4.875% 10/9/26		650,000	595,251
4.875% 4/16/43		815,000	515,602
5.125% 2/17/28		520,000	463,476
5.25% 3/13/30		185,000	153,404
5.75% 5/11/47		520,000	351,354
6% 3/25/27		170,000	158,357
6% 1/14/41		445,000	328,054
6.125% 10/24/28		365,000	332,898
6.625% 2/17/45		310,000	236,391
9.125% 7/13/30		350,000	350,984
9.375% 3/14/29		490,000	501,917
9.375% 1/19/33		840,000	853,322
9.875% 1/15/28		1,165,000	1,225,813
Ukraine Government:
6.876% 5/21/31 (c)		170,000	44,200
7.253% 3/15/35 (c)		585,000	152,978
7.375% 9/25/34 (c)		285,000	74,528
7.75% 9/1/24 (c)		566,000	191,025
7.75% 9/1/25 (c)		1,345,000	440,488
7.75% 9/1/26 (c)		1,505,000	443,975
7.75% 9/1/28 (c)		200,000	57,000
7.75% 9/1/29 (c)		110,000	31,240
7.75% 8/1/41 (c)(e)		370,000	169,275
United Mexican States:
2.659% 5/24/31		510,000	402,589
3.25% 4/16/30		620,000	526,845
3.5% 2/12/34		610,000	476,422
3.75% 4/19/71		1,000,000	566,000
4.5% 4/22/29		345,000	321,116
4.875% 5/19/33		345,000	308,789
5.75% 10/12/2110		840,000	666,389
6.05% 1/11/40		670,000	618,256
6.338% 5/4/53		305,000	276,788
6.35% 2/9/35		465,000	454,021
Uruguay Republic 5.1% 6/18/50		675,000	598,084
Venezuelan Republic:
9.25% (d)		2,395,000	233,513
11.95% (Reg. S) (d)		1,090,000	106,275
12.75% (d)		190,000	18,525
Vietnamese Socialist Republic 5.5% 3/12/28		1,634,000	1,555,731
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $153,728,800)			130,278,215

Common Stocks - 4.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.3%
Entertainment - 0.0%
Netflix, Inc. (l)	1,200	453,120
Interactive Media & Services - 0.3%
Alphabet, Inc. Class A (l)	11,300	1,478,718
Meta Platforms, Inc. Class A (l)	7,800	2,341,638
		3,820,356
Media - 0.0%
iHeartMedia, Inc. (l)	5,655	17,870
Nexstar Broadcasting Group, Inc. Class A	2,300	329,751
		347,621
TOTAL COMMUNICATION SERVICES		4,621,097
CONSUMER DISCRETIONARY - 0.5%
Automobile Components - 0.0%
Exide Technologies (b)(l)	2,115	0
Exide Technologies (b)(l)	124,905	1
Exide Technologies (b)(l)	84	0
UC Holdings, Inc. (b)(l)	33,750	58,050
		58,051
Broadline Retail - 0.0%
Amazon.com, Inc. (l)	4,500	572,040
Hotels, Restaurants & Leisure - 0.2%
Airbnb, Inc. Class A (l)	3,800	521,398
Booking Holdings, Inc. (l)	200	616,790
Boyd Gaming Corp.	12,300	748,209
Caesars Entertainment, Inc. (l)	11,600	537,660
Domino's Pizza, Inc.	1,100	416,669
New Cotai LLC/New Cotai Capital Corp. (b)(g)(l)	247,076	150,716
Studio City International Holdings Ltd.:
ADR (c)(l)	10,083	50,717
(NYSE) ADR (l)	11,100	55,833
		3,097,992
Household Durables - 0.1%
Tempur Sealy International, Inc.	10,900	472,406
TopBuild Corp. (l)	2,200	553,520
		1,025,926
Specialty Retail - 0.1%
Dick's Sporting Goods, Inc.	5,900	640,622
Lowe's Companies, Inc.	2,900	602,736
Williams-Sonoma, Inc.	2,300	357,420
		1,600,778
Textiles, Apparel & Luxury Goods - 0.1%
LVMH Moet Hennessy Louis Vuitton SE	500	377,415
Tapestry, Inc.	9,300	267,375
		644,790
TOTAL CONSUMER DISCRETIONARY		6,999,577
CONSUMER STAPLES - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Southeastern Grocers, Inc. (b)(g)(l)	40,826	1,091,279
Food Products - 0.0%
JBS SA	109,400	392,848
TOTAL CONSUMER STAPLES		1,484,127
ENERGY - 0.5%
Energy Equipment & Services - 0.0%
Diamond Offshore Drilling, Inc. (l)	5,989	87,919
Forbes Energy Services Ltd. (b)(l)	6,562	0
Halliburton Co.	900	36,450
Superior Energy Services, Inc. Class A (b)(l)	5,560	421,003
		545,372
Oil, Gas & Consumable Fuels - 0.5%
Antero Resources Corp. (l)	12,900	327,402
California Resources Corp.	41,452	2,321,727
California Resources Corp. warrants 10/27/24 (l)	3,099	66,040
Chaparral Energy, Inc.:
Series A warrants 10/1/24 (b)(l)	13	0
Series B warrants 10/1/25 (b)(l)	13	0
Cheniere Energy, Inc.	7,900	1,311,084
Chesapeake Energy Corp.	9,974	860,058
Chesapeake Energy Corp. (g)(l)	1,691	145,815
Civitas Resources, Inc.	3,070	248,271
EP Energy Corp. (b)(l)	52,316	86,321
Mesquite Energy, Inc. (b)(l)	15,322	1,307,848
Nostrum Oil & Gas LP warrants (b)(l)	44,232	0
Unit Corp.	2,069	113,174
		6,787,740
TOTAL ENERGY		7,333,112
FINANCIALS - 0.6%
Capital Markets - 0.0%
Penson Worldwide, Inc. Class A (b)(l)	314,563	3
Consumer Finance - 0.1%
OneMain Holdings, Inc.	29,100	1,166,619
Financial Services - 0.4%
Apollo Global Management, Inc.	11,800	1,059,168
Carnelian Point Holdings LP warrants (b)(l)	54	158
Fiserv, Inc. (l)	9,300	1,050,528
Global Payments, Inc.	3,600	415,404
MasterCard, Inc. Class A	3,000	1,187,730
Visa, Inc. Class A	7,600	1,748,076
		5,461,064
Insurance - 0.1%
Arthur J. Gallagher & Co.	3,900	888,927
TOTAL FINANCIALS		7,516,613
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.1%
Humana, Inc.	600	291,912
Tenet Healthcare Corp. (l)	3,700	243,793
UnitedHealth Group, Inc.	1,100	554,609
		1,090,314
Life Sciences Tools & Services - 0.1%
Charles River Laboratories International, Inc. (l)	1,100	215,578
IQVIA Holdings, Inc. (l)	3,700	727,975
		943,553
TOTAL HEALTH CARE		2,033,867
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.0%
TransDigm Group, Inc. (l)	500	421,565
Building Products - 0.1%
Builders FirstSource, Inc. (l)	3,200	398,368
Carrier Global Corp.	10,300	568,560
		966,928
Construction & Engineering - 0.1%
Willscot Mobile Mini Holdings (l)	21,300	885,867
Electrical Equipment - 0.2%
AMETEK, Inc.	3,200	472,832
Eaton Corp. PLC	2,900	618,512
nVent Electric PLC	5,200	275,548
Regal Rexnord Corp.	5,200	742,976
Vertiv Holdings Co.	8,000	297,600
		2,407,468
Machinery - 0.1%
Deere & Co.	700	264,166
Parker Hannifin Corp.	1,400	545,328
		809,494
Passenger Airlines - 0.0%
Air Canada (l)	800	11,415
Delta Air Lines, Inc.	5,200	192,400
		203,815
Professional Services - 0.0%
ASGN, Inc. (l)	2,700	220,536
Trading Companies & Distributors - 0.0%
Penhall Acquisition Co.:
Class A (b)(l)	321	47,697
Class B (b)(l)	107	15,899
WESCO International, Inc.	3,900	560,898
		624,494
Transportation Infrastructure - 0.0%
Tricer Holdco SCA:
Class A1 (b)(g)(l)	16,755	0
Class A2 (b)(g)(l)	16,755	0
Class A3 (b)(g)(l)	16,755	0
Class A4 (b)(g)(l)	16,755	0
Class A5 (b)(g)(l)	16,755	0
Class A6 (b)(g)(l)	16,755	0
Class A7 (b)(g)(l)	16,755	0
Class A8 (b)(g)(l)	16,755	0
Class A9 (b)(g)(l)	16,755	0
		0
TOTAL INDUSTRIALS		6,540,167
INFORMATION TECHNOLOGY - 1.1%
Communications Equipment - 0.0%
Arista Networks, Inc. (l)	3,600	662,148
Electronic Equipment, Instruments & Components - 0.0%
CDW Corp.	2,700	544,752
IT Services - 0.0%
GTT Communications, Inc. (b)	4,921	140,101
Semiconductors & Semiconductor Equipment - 0.6%
ASML Holding NV (depository receipt)	900	529,794
Marvell Technology, Inc.	9,500	514,235
Microchip Technology, Inc.	11,100	866,355
NVIDIA Corp.	6,600	2,870,934
NXP Semiconductors NV	3,700	739,704
ON Semiconductor Corp. (l)	17,765	1,651,257
SolarEdge Technologies, Inc. (l)	2,200	284,922
		7,457,201
Software - 0.5%
Adobe, Inc. (l)	2,000	1,019,800
Dynatrace, Inc. (l)	11,200	523,376
Gen Digital, Inc.	21,100	373,048
Microsoft Corp.	5,600	1,768,200
Oracle Corp.	7,800	826,176
Palo Alto Networks, Inc. (l)	2,000	468,880
Salesforce, Inc. (l)	2,600	527,228
Splunk, Inc. (l)	3,900	570,375
Synopsys, Inc. (l)	1,100	504,867
		6,581,950
TOTAL INFORMATION TECHNOLOGY		15,386,152
MATERIALS - 0.3%
Chemicals - 0.2%
Celanese Corp. Class A	4,600	577,392
Olin Corp.	15,900	794,682
The Chemours Co. LLC	17,245	483,722
Westlake Corp.	4,500	561,015
		2,416,811
Containers & Packaging - 0.1%
Graphic Packaging Holding Co.	34,200	761,976
Metals & Mining - 0.0%
Algoma Steel Group, Inc.	32,940	223,992
Algoma Steel SCA (b)(l)	10,220	0
Elah Holdings, Inc. (l)	14	700
First Quantum Minerals Ltd.	21,800	515,047
		739,739
TOTAL MATERIALS		3,918,526
UTILITIES - 0.2%
Electric Utilities - 0.1%
Constellation Energy Corp.	4,300	469,044
PG&E Corp. (l)	56,566	912,410
Portland General Electric Co.	140	5,667
		1,387,121
Independent Power and Renewable Electricity Producers - 0.1%
PureWest Energy (b)(l)	901	1,680
PureWest Energy rights (b)(l)	543	0
Vistra Corp.	18,400	610,512
		612,192
TOTAL UTILITIES		1,999,313
TOTAL COMMON STOCKS (Cost $49,829,682)		57,832,551

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Automobile Components - 0.0%
Exide Technologies (b)(l)	187	0
INDUSTRIALS - 0.0%
Transportation Infrastructure - 0.0%
Tricer Holdco SCA (b)(g)(l)	8,042,141	80
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $460,804)		80

Bank Loan Obligations - 2.6%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Aventiv Technologies LLC Tranche B, term loan 3 month U.S. LIBOR + 4.500% 10.231% 11/1/24 (e)(f)(m)	407,044	363,681
Connect U.S. Finco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8161% 12/12/26 (e)(f)(m)	468,025	457,827
Gtt Remainco LLC 1LN, term loan CME Term SOFR 1 Month Index + 7.000% 12.4161% 12/30/27 (e)(f)(m)	255,135	218,141
Zayo Group Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4306% 3/9/27 (e)(f)(m)	409,763	333,674
		1,373,323
Media - 0.0%
Diamond Sports Group LLC 1LN, term loan CME Term SOFR 1 Month Index + 8.000% 15.4297% 8/24/26 (e)(f)(m)	356,478	179,426
Univision Communications, Inc.:
1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.6401% 6/24/29 (e)(f)(m)	34,563	34,433
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6806% 1/31/29 (e)(f)(m)	349,675	344,954
		558,813
TOTAL COMMUNICATION SERVICES		1,932,136
CONSUMER DISCRETIONARY - 0.5%
Automobile Components - 0.0%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0661% 4/20/30 (e)(f)(m)	135,000	134,579
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.8807% 12/17/28 (e)(f)(m)	307,642	245,702
		380,281
Diversified Consumer Services - 0.1%
Sotheby's Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 10.0696% 1/15/27 (e)(f)(m)	583,787	568,463
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.6639% 3/4/28 (e)(f)(m)	827,273	713,266
		1,281,729
Hotels, Restaurants & Leisure - 0.1%
Carnival Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3268% 8/8/27 (e)(f)(m)	104,738	104,345
Delta 2 SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3161% 1/15/30 (e)(f)(m)	170,000	169,830
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3161% 1/27/29 (e)(f)(m)	767,841	759,203
Scientific Games Corp. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4336% 4/14/29 (e)(f)(m)	108,625	108,489
		1,141,867
Leisure Products - 0.0%
Topgolf Callaway Brands Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9161% 3/9/30 (e)(f)(m)	149,250	148,286
Specialty Retail - 0.3%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1661% 12/18/27 (e)(f)(m)	3,454,501	3,366,170
New SK Holdco Sub LLC 1LN, term loan CME Term SOFR 1 Month Index + 8.350% 13.6741% 6/30/27 (e)(f)(m)	51,186	48,192
Wand NewCo 3, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1661% 2/5/26 (e)(f)(m)	943,467	940,910
		4,355,272
TOTAL CONSUMER DISCRETIONARY		7,307,435
CONSUMER STAPLES - 0.0%
Beverages - 0.0%
Bengal Debt Merger Sub LLC 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.7401% 1/24/29 (e)(f)(m)	103,688	98,255
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Forbes Energy Services LLC Tranche B, term loan 0% (b)(d)(e)(m)	61,482	0
Oil, Gas & Consumable Fuels - 0.0%
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (b)(d)(f)(m)	283,417	0
term loan 3 month U.S. LIBOR + 0.000% 0% (b)(d)(f)(m)	122,000	0
		0
TOTAL ENERGY		0
FINANCIALS - 0.2%
Capital Markets - 0.0%
Citadel Securities LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9306% 7/25/30 (e)(f)(m)	526,530	524,888
Financial Services - 0.1%
GTCR W-2 Merger Sub LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 9/21/30 (f)(m)(n)	580,000	579,577
Insurance - 0.1%
Acrisure LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.9306% 2/15/27 (e)(f)(m)	867,752	854,423
CME Term SOFR 1 Month Index + 4.250% 9.6806% 2/15/27 (e)(f)(m)	63,863	63,583
Alliant Holdings Intermediate LLC Tranche B3 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.9306% 11/5/27 (e)(f)(m)	630,140	628,502
HUB International Ltd. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.250% 9.5835% 6/8/30 (e)(f)(m)	225,000	225,376
CME Term SOFR 3 Month Index + 4.000% 9.3653% 11/10/29 (e)(f)(m)	44,663	44,693
		1,816,577
TOTAL FINANCIALS		2,921,042
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.0%
Mozart Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6806% 10/23/28 (e)(f)(m)	44,886	44,738
Health Care Providers & Services - 0.1%
Gainwell Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4901% 10/1/27 (e)(f)(m)	959,412	934,524
Phoenix Newco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6806% 11/15/28 (e)(f)(m)	325,050	322,466
		1,256,990
Health Care Technology - 0.1%
Athenahealth Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5684% 2/15/29 (e)(f)(m)	1,346,925	1,319,569
TOTAL HEALTH CARE		2,621,297
INDUSTRIALS - 0.5%
Building Products - 0.1%
Acproducts Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.9017% 5/17/28 (e)(f)(m)	1,114,350	916,241
Hunter Douglas, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.8911% 2/25/29 (e)(f)(m)	1,031,938	1,003,301
		1,919,542
Commercial Services & Supplies - 0.2%
ABG Intermediate Holdings 2 LLC:
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.000% 11.4161% 12/20/29 (e)(f)(m)	20,000	20,100
Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9161% 12/21/28 (e)(f)(m)	246,875	246,302
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4161% 12/21/28 (e)(f)(m)	628,218	627,828
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 4% 12/21/28 (e)(f)(m)(o)	120,370	120,296
Brand Energy & Infrastructure Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.8719% 8/1/30 (e)(f)(m)	300,000	291,843
Madison IAQ LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 8.6886% 6/21/28 (e)(f)(m)	136,850	134,421
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.3985% 4/11/29 (e)(f)(m)	788,025	707,583
Sabert Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.9306% 12/10/26 (e)(f)(m)	298,633	298,633
		2,447,006
Construction & Engineering - 0.1%
Breakwater Energy Partners LLC Tranche B 1LN, term loan 11.25% 9/1/26 (b)(e)(m)	967,654	936,205
SRS Distribution, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9306% 6/4/28 (e)(f)(m)	298,900	295,537
		1,231,742
Machinery - 0.0%
Chart Industries, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1741% 3/17/30 (e)(f)(m)	84,575	84,575
Passenger Airlines - 0.1%
Air Canada Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 9.1284% 8/11/28 (e)(f)(m)	419,688	419,599
SkyMiles IP Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0761% 10/20/27 (e)(f)(m)	174,250	180,284
		599,883
TOTAL INDUSTRIALS		6,282,748
INFORMATION TECHNOLOGY - 0.7%
Electronic Equipment, Instruments & Components - 0.0%
DG Investment Intermediate Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1806% 3/31/28 (e)(f)(m)	97,753	95,941
IT Services - 0.1%
Acuris Finance U.S., Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.5401% 2/16/28 (e)(f)(m)	60,938	59,993
Camelot Finance SA Tranche B, term loan CME Term SOFR 1 Month Index + 3.000% 8.4306% 10/31/26 (e)(f)(m)	48,964	48,894
GTT Communications, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 9.000% 14.4901% 6/30/28 (e)(f)(m)	207,159	122,570
Hunter U.S. Bidco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.7401% 8/19/28 (e)(f)(m)	530,775	528,785
		760,242
Software - 0.6%
Boxer Parent Co., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1806% 10/2/25 (e)(f)(m)	1,591,306	1,588,887
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1646% 3/1/29 (e)(f)(m)	937,626	914,476
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5661% 5/3/28 (e)(f)(m)	897,750	867,307
Polaris Newco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.4306% 6/2/28 (e)(f)(m)	313,600	299,824
Proofpoint, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6806% 8/31/28 (e)(f)(m)	1,760,869	1,744,476
RealPage, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4306% 4/22/28 (e)(f)(m)	303,800	300,003
Ukg, Inc.:
1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.6184% 5/4/26 (e)(f)(m)	1,242,197	1,237,675
2LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.7643% 5/3/27 (e)(f)(m)	650,000	648,375
Veritas U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4306% 9/1/25 (e)(f)(m)	298,465	257,800
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.6661% 2/28/27 (e)(f)(m)	704,113	700,593
		8,559,416
TOTAL INFORMATION TECHNOLOGY		9,415,599
MATERIALS - 0.3%
Chemicals - 0.1%
Avient Corp. Tranche B7 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8718% 8/29/29 (e)(f)(m)	28,152	28,207
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.7651% 10/4/29 (e)(f)(m)	903,175	868,927
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.4017% 11/9/28 (e)(f)(m)	167,025	164,580
W.R. Grace Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 9.4017% 9/22/28 (e)(f)(m)	127,725	126,501
		1,188,215
Containers & Packaging - 0.2%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 9.5911% 4/13/29 (e)(f)(m)	2,321,155	2,287,011
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 4.750% 10.476% 2/9/26 (e)(f)(m)	78,000	74,880
		2,361,891
Metals & Mining - 0.0%
Arsenal AIC Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8792% 8/18/30 (e)(f)(m)	80,000	79,766
TOTAL MATERIALS		3,629,872
UTILITIES - 0.1%
Electric Utilities - 0.1%
PG&E Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4306% 6/23/25 (e)(f)(m)	1,625,400	1,624,278
TOTAL BANK LOAN OBLIGATIONS (Cost $36,808,870)		35,832,662

Fixed-Income Funds - 5.5%
	Shares	Value ($)
Fidelity Floating Rate Central Fund (p) (Cost $76,303,668)	768,084	75,287,574

Preferred Securities - 4.7%
		Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
CAS Capital No 1 Ltd. 4% (Reg. S) (e)(q)		800,000	644,000
Orange SA 5.375% (Reg. S) (e)(q)	EUR	700,000	728,497
			1,372,497
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen International Finance NV:
4.375% (Reg. S) (e)(q)	EUR	2,200,000	1,885,164
7.875% (Reg. S) (e)(q)	EUR	300,000	321,282
			2,206,446
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Cosan Overseas Ltd. 8.25% (q)		710,000	706,620
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Energy Transfer LP:
3 month U.S. LIBOR + 4.020% 9.6542% (e)(f)(q)		4,050,000	3,785,857
6.625% (e)(q)		1,515,000	1,207,400
7.125% (e)(q)		1,660,000	1,431,204
Summit Midstream Partners LP 3 month U.S. LIBOR + 7.430% 13.101% (d)(e)(f)(q)		148,000	111,000
			6,535,461
FINANCIALS - 3.7%
Banks - 3.4%
Banco Do Brasil SA 6.25% (c)(e)(q)		560,000	516,824
Banco Mercantil del Norte SA:
6.75% (c)(e)(q)		545,000	526,606
7.625% (c)(e)(q)		520,000	478,743
Bank of America Corp.:
5.875% (e)(q)		5,125,000	4,649,204
6.25% (e)(q)		2,910,000	2,862,954
8.8062% (e)(f)(q)		5,217,000	5,219,175
BBVA Bancomer SA Texas Branch:
5.125% 1/18/33 (c)(e)		340,000	291,652
5.35% 11/12/29 (c)(e)		180,000	173,479
8.45% 6/29/38 (c)(e)		310,000	305,535
Citigroup, Inc.:
4.7% (e)(q)		3,805,000	3,425,294
5% (e)(q)		3,245,000	3,068,700
6.3% (e)(q)		270,000	262,454
9.6987% (e)(f)(q)		2,675,000	2,669,893
Emirates NBD Bank PJSC 6.125% (Reg. S) (e)(q)		625,000	615,588
Georgia Bank Joint Stock Co. 11.125% (Reg. S) (e)(q)		200,000	197,274
JPMorgan Chase & Co.:
4% (e)(q)		4,805,000	4,376,588
4.6% (e)(q)		1,225,000	1,145,975
5% (e)(q)		1,660,000	1,604,506
6.125% (e)(q)		850,000	840,841
6.75% (e)(q)		400,000	399,920
8.9335% (e)(f)(q)		6,524,000	6,546,129
NBK Tier 1 Financing 2 Ltd. 4.5% (c)(e)(q)		455,000	417,799
NBK Tier 1 Ltd. 3.625% (c)(e)(q)		230,000	199,019
Tinkoff Credit Systems 6% (b)(c)(d)(e)(q)		275,000	13,750
Wells Fargo & Co.:
5.875% (e)(q)		2,600,000	2,549,507
5.9% (e)(q)		3,065,000	3,003,562
			46,360,971
Capital Markets - 0.3%
Goldman Sachs Group, Inc.:
CME Term SOFR 3 Month Index + 3.130% 8.5009% (e)(f)(q)		2,951,000	2,937,342
4.4% (e)(q)		420,000	363,228
4.95% (e)(q)		710,000	657,477
			3,958,047
Financial Services - 0.0%
OEC Finance Ltd. 7.5% pay-in-kind (c)(q)		2,079	142
TOTAL FINANCIALS			50,319,160
INDUSTRIALS - 0.0%
Marine Transportation - 0.0%
DP World Salaam 6% (Reg. S) (e)(q)		600,000	590,772
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
Network i2i Ltd.:
3.975% (c)(e)(q)		315,000	286,338
5.65% (c)(e)(q)		570,000	552,290
			838,628
MATERIALS - 0.1%
Construction Materials - 0.1%
CEMEX S.A.B. de CV:
5.125% (c)(e)(q)		845,000	785,597
9.125% (c)(e)(q)		475,000	492,813
			1,278,410
UTILITIES - 0.0%
Electric Utilities - 0.0%
Enel SpA 6.625% (Reg. S) (e)(q)	EUR	564,000	600,009
TOTAL PREFERRED SECURITIES (Cost $68,127,278)			64,448,003

Money Market Funds - 3.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (r) (Cost $41,538,335)	41,537,131	41,545,439

TOTAL INVESTMENT IN SECURITIES - 98.9% (Cost $1,471,545,453)	1,342,853,813
NET OTHER ASSETS (LIABILITIES) - 1.1%	14,652,726
NET ASSETS - 100.0%	1,357,506,539

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Uniform Mortgage Backed Securities
2% 10/1/53	(1,000,000)	(760,151)
2% 11/1/53	(1,000,000)	(761,322)
2.5% 10/1/53	(700,000)	(555,214)
2.5% 10/1/53	(2,500,000)	(1,982,909)
3.5% 10/1/53	(1,400,000)	(1,203,781)
5.5% 10/1/53	(1,100,000)	(1,063,219)
6.5% 10/1/53	(850,000)	(854,063)
6.5% 10/1/53	(900,000)	(904,302)

TOTAL TBA SALE COMMITMENTS (Proceeds $8,192,653)		(8,084,961)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Bond Index Contracts
Eurex Euro-Bund Contracts (Germany)	105	Dec 2023	14,280,487	(247,585)	(247,585)

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	385	Dec 2023	41,604,063	(611,857)	(611,857)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	338	Dec 2023	68,516,297	(149,443)	(149,443)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	27	Dec 2023	3,072,094	(117,648)	(117,648)

TOTAL TREASURY CONTRACTS					(878,948)

TOTAL PURCHASED					(1,126,533)

Sold

Bond Index Contracts
Eurex Euro-BTP Contracts (Germany)	98	Dec 2023	11,369,180	457,564	457,564

Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	30	Dec 2023	3,160,781	24,315	24,315

TOTAL SOLD					481,879

TOTAL FUTURES CONTRACTS					(644,654)
The notional amount of futures purchased as a percentage of Net Assets is 9.4%
The notional amount of futures sold as a percentage of Net Assets is 1.0%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

CAD	15,586	USD	11,555	Goldman Sachs Bank USA	10/03/23	(79)
AUD	449,000	USD	291,729	HSBC Bank	10/20/23	(2,860)
EUR	394,000	USD	420,595	Canadian Imperial Bk. of Comm.	10/20/23	(3,738)
EUR	339,000	USD	362,873	Citibank, N. A.	10/20/23	(4,207)
EUR	461,000	USD	485,294	Morgan Stanley Cap. Group, Inc	10/20/23	2,450
EUR	460,000	USD	488,481	Royal Bank of Canada	10/20/23	(1,794)
EUR	528,000	USD	559,962	Royal Bank of Canada	10/20/23	(1,331)
EUR	298,000	USD	317,939	State Street Bank and Trust Co	10/20/23	(2,651)
USD	4,093,919	AUD	6,356,000	Bank of America, N.A.	10/20/23	4,717
USD	2,546,135	CAD	3,445,000	Bank of America, N.A.	10/20/23	9,167
USD	1,133,970	EUR	1,059,000	BNP Paribas S.A.	10/20/23	13,534
USD	420,715	EUR	394,000	Citibank, N. A.	10/20/23	3,858
USD	775,947	EUR	727,000	Morgan Stanley Cap. Group, Inc	10/20/23	6,771
USD	99,490,491	EUR	92,544,000	State Street Bank and Trust Co	10/20/23	1,577,682

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						1,601,519
Unrealized Appreciation						1,618,179
Unrealized Depreciation						(16,660)

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4.25%	Annual	LCH	Dec 2025	1,710,000	(1,386)	0	(1,386)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Dec 2028	2,870,000	2,355	0	2,355
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Dec 2030	7,210,000	16,644	0	16,644
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Dec 2033	90,000	278	0	278
TOTAL INTEREST RATE SWAPS							17,891	0	17,891

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $426,596,140 or 31.4% of net assets.

(d)	Non-income producing - Security is in default.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,743,528 or 0.1% of net assets.

(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,346,891.
(j)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $448,245.
(k)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(l)	Non-income producing
(m)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(n)	The coupon rate will be determined upon settlement of the loan after period end.
(o)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $120,370 and $120,296, respectively.

(p)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(q)	Security is perpetual in nature with no stated maturity date.
(r)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Chesapeake Energy Corp.	2/10/21	16,014

Jonah Energy Parent LLC 12% 11/5/25	5/05/23	340,856

New Cotai LLC/New Cotai Capital Corp.	9/11/20	1,223,948

Southeastern Grocers, Inc.	6/01/18	287,174

Tricer Holdco SCA	10/16/09 - 12/30/17	286,754

Tricer Holdco SCA Class A1	10/16/09 - 10/29/09	45,666

Tricer Holdco SCA Class A2	10/16/09 - 10/29/09	45,666

Tricer Holdco SCA Class A3	10/16/09 - 10/29/09	45,666

Tricer Holdco SCA Class A4	10/16/09 - 10/29/09	45,666

Tricer Holdco SCA Class A5	10/16/09 - 10/29/09	45,666

Tricer Holdco SCA Class A6	10/16/09 - 10/29/09	45,666

Tricer Holdco SCA Class A7	10/16/09 - 10/29/09	45,666

Tricer Holdco SCA Class A8	10/16/09 - 10/29/09	45,666

Tricer Holdco SCA Class A9	10/16/09 - 10/29/09	45,706

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	81,299,275	267,647,458	307,401,294	2,100,544	1,449	(1,449)	41,545,439	0.1%
Fidelity Floating Rate Central Fund	107,855,301	5,134,521	40,529,679	5,750,168	(3,237,589)	6,065,020	75,287,574	5.1%
Fidelity Securities Lending Cash Central Fund 5.39%	7,087,500	19,478,811	26,566,311	4,536	-	-	-	0.0%
Total	196,242,076	292,260,790	374,497,284	7,855,248	(3,236,140)	6,063,571	116,833,013

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.Corporate Bonds, U.S. Government and Government Agency Obligations, Foreign Government and Government Agency Obligations, Bank Loan Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Credit Risk
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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